Putnam Premier Income Trust
The fund's portfolio
4/30/23 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (108.2%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (7.7%)
Government National Mortgage Association Pass-Through Certificates
5.50%, 5/20/49	$75,064	$76,998
5.00%, with due dates from 5/20/49 to 3/20/50	260,100	260,983
4.50%, TBA, 5/1/53	12,000,000	11,763,865
4.50%, with due dates from 10/20/49 to 1/20/50	123,506	121,752
4.00%, TBA, 5/1/53	8,000,000	7,690,730
4.00%, with due dates from 8/20/49 to 1/20/50	98,818	95,898
3.50%, with due dates from 8/20/49 to 3/20/50	983,647	928,187
3.00%, TBA, 5/1/53	9,000,000	8,220,836

		29,159,249
U.S. Government Agency Mortgage Obligations (100.5%)
Federal National Mortgage Association Pass-Through Certificates
5.00%, with due dates from 1/1/49 to 8/1/49	125,383	125,118
4.50%, 5/1/49	18,791	18,590
Uniform Mortgage-Backed Securities
6.00%, TBA, 5/1/53	19,000,000	19,366,641
5.50%, TBA, 5/1/53	54,000,000	54,447,174
5.00%, TBA, 5/1/53	204,000,000	202,836,568
4.50%, TBA, 5/1/53	97,000,000	94,779,534
3.50%, TBA, 5/1/53	8,000,000	7,438,753

		379,012,378

Total U.S. government and agency mortgage obligations (cost $407,926,342)		$408,171,627

U.S. TREASURY OBLIGATIONS (0.5%)(a)
	Principal amount	Value
U.S. Treasury Bonds 3.125%, 5/15/48(i)	$116,000	$105,286
U.S. Treasury Notes
1.625%, 5/15/31(i)	1,732,000	1,531,192
1.625%, 5/15/26(i)	195,000	184,807

Total U.S. treasury obligations (cost $1,821,285)		$1,821,285

MORTGAGE-BACKED SECURITIES (40.6%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (14.5%)
Federal Home Loan Mortgage Corporation
REMICs Ser. 4077, Class IK, IO, 5.00%, 7/15/42	$978,576	$193,171
REMICs Ser. 5091, Class IL, IO, 4.50%, 3/25/51	5,791,287	1,117,779
REMICs Ser. 5093, Class YI, IO, 4.50%, 12/25/50	4,316,384	915,112
REMICs Ser. 5024, Class HI, IO, 4.50%, 10/25/50	7,694,151	1,617,017
REMICs Ser. 4984, Class IL, IO, 4.50%, 6/25/50	5,353,501	1,147,672
REMICs Ser. 4000, Class PI, IO, 4.50%, 1/15/42	410,335	58,292
REMICs Ser. 4024, Class PI, IO, 4.50%, 12/15/41	539,125	69,756
REMICs Ser. 5134, Class IC, IO, 4.00%, 8/25/51	8,687,522	1,540,524
REMICs Ser. 4546, Class TI, IO, 4.00%, 12/15/45	1,270,870	233,087
REMICs Ser. 4425, IO, 4.00%, 1/15/45	1,317,177	195,930
REMICs Ser. 4452, Class QI, IO, 4.00%, 11/15/44	1,813,171	347,491
REMICs Ser. 4193, Class PI, IO, 4.00%, 3/15/43	1,219,164	173,125
REMICs Ser. 4604, Class QI, IO, 3.50%, 7/15/46	1,741,170	220,780
REMICs Ser. 4580, Class ID, IO, 3.50%, 8/15/45	1,095,504	134,079
REMICs Ser. 4105, Class HI, IO, 3.50%, 7/15/41	570,121	41,743
Strips Ser. 304, Class C37, IO, 3.50%, 12/15/27	343,300	12,457
REMICs Ser. 4165, Class TI, IO, 3.00%, 12/15/42	2,708,468	202,217
REMICs Ser. 4210, Class PI, IO, 3.00%, 12/15/41	133,078	1,117
REMICs IFB Ser. 3852, Class SC, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.65%), 1.702%, 4/15/40	731,375	19,418
REMICs IFB Ser. 4742, Class S, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 1.252%, 12/15/47	1,457,924	179,908
REMICs IFB Ser. 5011, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.25%), 1.23%, 9/25/50	8,514,650	1,069,355
REMICs IFB Ser. 4839, Class WS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.152%, 8/15/56	5,016,607	671,373
REMICs IFB Ser. 4678, Class MS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.152%, 4/15/47	1,047,900	139,878
REMICs IFB Ser. 5002, Class SJ, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.08%, 7/25/50	8,153,629	1,095,348
REMICs IFB Ser. 4945, Class SL, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.03%, 1/25/50	5,350,975	557,172
Structured Pass-Through Certificates FRB Ser. 57, Class 1AX, IO, 0.382%, 7/25/43(WAC)	1,446,173	14,462
Federal National Mortgage Association
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	1,947,127	338,170
Interest Strip Ser. 374, Class 6, IO, 5.50%, 8/25/36	84,568	13,971
REMICs Ser. 15-30, IO, 5.50%, 5/25/45	2,945,541	466,574
Interest Strip Ser. 378, Class 19, IO, 5.00%, 6/25/35	255,061	36,680
REMICs Ser. 20-76, Class BI, IO, 4.50%, 11/25/50	7,899,463	1,417,658
REMICs Ser. 12-127, Class BI, IO, 4.50%, 11/25/42	317,297	61,617
REMICs Ser. 15-88, Class QI, IO, 4.00%, 10/25/44	466,658	30,109
REMICs Ser. 13-58, Class DI, IO, 4.00%, 6/25/43	2,941,028	517,311
REMICs Ser. 13-41, Class IP, IO, 4.00%, 5/25/43	923,772	133,587
REMICs Ser. 13-44, Class PI, IO, 4.00%, 1/25/43	678,524	87,292
REMICs Ser. 13-60, Class IP, IO, 4.00%, 10/25/42	488,385	57,141
REMICs Ser. 12-145, Class TI, IO, 3.00%, 11/25/42	404,898	13,464
REMICs Ser. 21-56, Class WI, IO, 2.50%, 9/25/51	15,804,057	2,022,293
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.40%), 1.38%, 4/25/40	667,033	80,817
REMICs IFB Ser. 18-20, Class SB, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.25%), 1.23%, 3/25/48	3,282,047	320,328
REMICs IFB Ser. 18-38, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 1.18%, 6/25/48	5,715,210	689,579
REMICs IFB Ser. 17-32, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 1.13%, 5/25/47	7,036,490	744,601
REMICs IFB Ser. 13-18, Class SB, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 1.13%, 10/25/41	98,818	438
REMICs IFB Ser. 16-96, Class ST, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.08%, 12/25/46	2,986,492	255,123
REMICs IFB Ser. 16-78, Class CS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.08%, 5/25/39	9,591,678	724,383
REMICs IFB Ser. 20-12, Class SK, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.03%, 3/25/50	4,714,087	554,659
REMICs IFB Ser. 19-43, Class JS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.03%, 8/25/49	3,143,094	286,480
REMICs FRB Ser. 19-61, Class S, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.00%), 0.98%, 11/25/49	6,046,839	761,297
REMICs IFB Ser. 11-101, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 5.90%), 0.88%, 10/25/41	1,402,584	139,992
Grantor Trust Ser. 00-T6, IO, 0.717%, 11/25/40(WAC)	877,824	5,091
Government National Mortgage Association
Ser. 16-42, IO, 5.00%, 2/20/46	1,987,259	375,186
Ser. 18-127, Class IC, IO, 5.00%, 10/20/44	3,391,847	711,542
Ser. 14-76, IO, 5.00%, 5/20/44	790,905	157,821
Ser. 12-146, IO, 5.00%, 12/20/42	567,571	108,190
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	804,508	166,054
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	583,131	118,117
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	2,590,529	525,385
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	1,327,228	265,286
Ser. 17-26, Class MI, IO, 5.00%, 11/20/39	2,685,623	531,824
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	478,266	93,987
Ser. 18-94, Class AI, IO, 4.50%, 7/20/48	1,428,157	271,947
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43	1,093,085	214,062
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41	973,809	190,582
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	1,067,467	174,072
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40	1,721,469	307,437
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	933,012	163,505
Ser. 16-29, IO, 4.00%, 2/16/46	914,269	157,388
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45	2,181,676	346,254
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	1,909,542	350,210
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44	1,264,871	149,761
Ser. 14-149, Class IP, IO, 4.00%, 7/16/44	4,216,108	628,875
Ser. 17-93, Class TI, IO, 4.00%, 3/20/44	977,954	36,593
Ser. 14-4, Class IC, IO, 4.00%, 1/20/44	504,949	84,270
Ser. 14-100, Class NI, IO, 4.00%, 6/20/43	1,149,621	70,000
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	487,238	75,676
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	463,918	79,346
Ser. 21-156, IO, 3.50%, 7/20/51	9,482,921	1,645,229
Ser. 20-167, Class PI, IO, 3.50%, 11/20/50	5,577,477	996,351
Ser. 17-118, Class KI, IO, 3.50%, 10/20/46	62,887	1,882
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	965,593	151,838
Ser. 13-28, IO, 3.50%, 2/20/43	333,440	42,127
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43	522,130	58,129
Ser. 13-14, IO, 3.50%, 12/20/42	1,956,196	196,304
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42	2,120,966	356,324
Ser. 12-128, Class IA, IO, 3.50%, 10/20/42	2,067,082	326,850
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42	913,892	149,417
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	1,015,842	74,360
Ser. 21-59, Class IP, IO, 3.00%, 4/20/51	8,126,818	1,185,053
Ser. 20-175, Class NI, IO, 3.00%, 11/20/50	6,388,735	970,301
Ser. 17-H09, IO, 2.325%, 4/20/67(WAC)	7,370,472	198,745
Ser. 17-H12, Class QI, IO, 2.237%, 5/20/67(WAC)	4,534,466	154,906
Ser. 17-H19, Class MI, IO, 2.064%, 4/20/67(WAC)	2,609,212	151,073
Ser. 16-H03, Class DI, IO, 2.039%, 12/20/65(WAC)	5,453,483	245,280
Ser. 15-H25, Class EI, IO, 1.90%, 10/20/65(WAC)	4,085,951	187,954
Ser. 15-H20, Class AI, IO, 1.84%, 8/20/65(WAC)	5,187,024	216,818
FRB Ser. 15-H08, Class CI, IO, 1.816%, 3/20/65(WAC)	3,903,274	148,324
Ser. 15-H23, Class BI, IO, 1.762%, 9/20/65(WAC)	5,608,252	213,674
Ser. 16-H24, Class CI, IO, 1.697%, 10/20/66(WAC)	4,116,227	165,472
Ser. 16-H14, IO, 1.683%, 6/20/66(WAC)	4,128,697	132,767
Ser. 17-H11, Class DI, IO, 1.677%, 5/20/67(WAC)	5,043,899	258,481
Ser. 16-H16, Class EI, IO, 1.637%, 6/20/66(WAC)	4,485,517	196,914
Ser. 13-H08, Class CI, IO, 1.63%, 2/20/63(WAC)	3,537,400	120,979
Ser. 14-H21, Class BI, IO, 1.544%, 10/20/64(WAC)	5,985,064	212,470
IFB Ser. 21-98, Class SK, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.30%), 1.347%, 6/20/51	11,366,136	1,472,710
IFB Ser. 21-77, Class SM, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.30%), 1.347%, 5/20/51	7,105,159	979,430
IFB Ser. 21-59, Class SQ, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.30%), 1.347%, 4/20/51	4,995,283	607,758
IFB Ser. 20-133, Class CS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.30%), 1.347%, 9/20/50	6,386,306	809,068
FRB Ser. 21-116, Class ES, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 1.252%, 11/20/47	7,514,643	1,179,914
IFB Ser. 14-60, Class SD, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.18%), 1.227%, 4/20/44	3,816,560	444,265
IFB Ser. 20-97, Class QS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 1.197%, 7/20/50	3,878,562	564,651
IFB Ser. 19-5, Class SB, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 1.197%, 1/20/49	3,495,123	377,135
IFB Ser. 20-63, Class SP, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.147%, 5/20/50	4,685,941	563,975
IFB Ser. 20-63, Class PS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.147%, 4/20/50	6,013,584	790,540
IFB Ser. 19-96, Class SY, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.147%, 8/20/49	4,707,861	495,267
IFB Ser. 19-83, Class SY, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.147%, 7/20/49	4,190,973	408,117
IFB Ser. 19-89, Class PS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.147%, 7/20/49	5,425,275	540,171
IFB Ser. 20-7, Class SK, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.097%, 1/20/50	3,521,097	396,934
IFB Ser. 19-152, Class ES, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.097%, 12/20/49	2,909,466	309,123
IFB Ser. 19-110, Class SQ, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.097%, 9/20/49	4,660,078	544,246
IFB Ser. 20-63, Class AS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.00%), 1.047%, 8/20/43	5,235,625	554,243
IFB Ser. 10-90, Class ES, IO, ((-1 x ICE LIBOR USD 1 Month) + 5.95%), 0.997%, 7/20/40	4,221,239	360,557
Ser. 17-H16, Class JI, IO, 0.934%, 8/20/67(WAC)	12,755,351	724,034
Ser. 18-H15, Class KI, IO, 0.814%, 8/20/68(WAC)	5,023,738	247,305
IFB Ser. 14-119, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 5.60%), 0.647%, 8/20/44	1,665,371	156,085
Ser. 17-H16, Class IG, IO, 0.357%, 7/20/67(WAC)	11,726,166	363,791
Ser. 15-H20, Class CI, IO, 0.087%, 8/20/65(WAC)	5,899,464	333,320
Ser. 16-H09, Class BI, IO, 0.083%, 4/20/66(WAC)	6,996,391	347,021
Ser. 16-H18, Class QI, IO, 0.078%, 6/20/66(WAC)	3,992,157	205,744
Ser. 18-H02, Class EI, IO, 0.05%, 1/20/68(WAC)	8,579,456	446,400
Ser. 16-H17, Class KI, IO, 0.049%, 7/20/66(WAC)	2,570,032	118,997
Ser. 15-H15, Class BI, IO, 0.037%, 6/20/65(WAC)	3,239,478	132,495
Ser. 18-H05, Class AI, IO, 0.036%, 2/20/68(WAC)	3,676,210	179,790
Ser. 18-H05, Class BI, IO, 0.036%, 2/20/68(WAC)	6,012,241	280,884
Ser. 15-H10, Class BI, IO, 0.036%, 4/20/65(WAC)	3,718,967	156,940
Ser. 16-H03, Class AI, IO, 0.034%, 1/20/66(WAC)	4,487,253	175,181
Ser. 17-H02, Class BI, IO, 0.03%, 1/20/67(WAC)	3,841,648	141,630
Ser. 16-H22, Class AI, IO, 0.029%, 10/20/66(WAC)	5,884,522	227,678
Ser. 16-H23, Class NI, IO, 0.026%, 10/20/66(WAC)	15,501,588	708,423
Ser. 18-H03, Class XI, IO, 0.019%, 2/20/68(WAC)	6,086,629	317,722
Ser. 17-H08, Class NI, IO, 0.019%, 3/20/67(WAC)	7,355,820	270,694
Ser. 17-H06, Class BI, IO, 0.014%, 2/20/67(WAC)	5,706,798	197,358
Ser. 15-H24, Class AI, IO, 0.014%, 9/20/65(WAC)	4,759,649	149,006
Ser. 16-H06, Class DI, IO, 0.008%, 7/20/65(WAC)	7,395,893	177,672
Ser. 16-H06, Class CI, IO, 0.001%, 2/20/66(WAC)	6,874,197	138,508
Ser. 16-H10, Class AI, IO, zero %, 4/20/66(WAC)	10,773,674	229,199

		54,662,291
Commercial mortgage-backed securities (13.5%)
Barclays Commercial Mortgage Trust 144A Ser. 19-C4, Class E, 3.25%, 8/15/52	802,000	486,156
Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 07-T26, Class AJ, 5.566%, 1/12/45(WAC)	19,230	18,557
Benchmark Mortgage Trust 144A
FRB Ser. 18-B3, Class D, 3.177%, 4/10/51(WAC)	1,213,000	772,376
Ser. 19-B13, Class D, 2.50%, 8/15/57	689,000	431,659
BWAY Mortgage Trust 144A FRB Ser. 22-26BW, Class F, 5.029%, 2/10/44(WAC)	1,247,000	780,669
CD Commercial Mortgage Trust 144A
Ser. 17-CD3, Class D, 3.25%, 2/10/50	1,279,000	579,597
Ser. 19-CD8, Class D, 3.00%, 8/15/57	814,000	512,348
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class F, 5.25%, 12/15/47(WAC)	2,275,000	1,066,748
FRB Ser. 11-C2, Class E, 5.249%, 12/15/47(WAC)	1,068,000	868,017
Citigroup Commercial Mortgage Trust 144A
Ser. 15-P1, Class D, 3.225%, 9/15/48	1,273,000	943,887
Ser. 15-GC27, Class E, 3.00%, 2/10/48	1,182,000	870,659
COMM Mortgage Trust
FRB Ser. 14-CR16, Class C, 5.08%, 4/10/47(WAC)	912,000	827,063
Ser. 13-CR12, Class AM, 4.30%, 10/10/46	1,123,000	1,014,096
Ser. 15-DC1, Class B, 4.035%, 2/10/48(WAC)	906,000	812,778
FRB Ser. 15-CR26, Class D, 3.615%, 10/10/48(WAC)	658,000	444,371
COMM Mortgage Trust 144A
FRB Ser. 13-CR13, Class D, 5.037%, 11/10/46(WAC)	581,000	483,675
FRB Ser. 14-CR17, Class D, 5.006%, 5/10/47(WAC)	617,000	547,401
FRB Ser. 14-CR17, Class E, 5.006%, 5/10/47(WAC)	919,000	622,521
FRB Ser. 14-UBS3, Class D, 4.923%, 6/10/47(WAC)	481,000	325,350
FRB Ser. 14-CR19, Class D, 4.853%, 8/10/47(WAC)	507,000	431,804
Ser. 12-CR3, Class F, 4.75%, 10/15/45(WAC)	1,755,510	391,291
FRB Ser. 15-LC19, Class E, 4.355%, 2/10/48(WAC)	781,000	602,800
FRB Ser. 18-COR3, Class D, 2.962%, 5/10/51(WAC)	672,000	377,578
Credit Suisse Mortgage Trust 144A FRB Ser. 22-NWPT, Class A, 8.033%, 9/9/24	511,000	509,884
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.894%, 4/15/50(WAC)	1,390,000	779,831
Federal Home Loan Mortgage Corporation 144A Multifamily Structured Credit Risk FRB Ser. 21-MN3, Class M2, 8.815%, 11/25/51	1,746,000	1,531,448
GS Mortgage Securities Corp., II 144A FRB Ser. 13-GC10, Class D, 4.688%, 2/10/46(WAC)	1,423,000	1,171,959
GS Mortgage Securities Trust Ser. 14-GC18, Class B, 4.885%, 1/10/47(WAC)	700,000	577,606
GS Mortgage Securities Trust 144A
FRB Ser. 14-GC24, Class D, 4.657%, 9/10/47(WAC)	2,827,000	1,477,342
Ser. 19-GC38, Class D, 3.00%, 2/10/52	825,000	541,907
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.893%, 2/15/47(WAC)	2,173,000	1,283,589
FRB Ser. 14-C19, Class C19, 4.801%, 4/15/47(WAC)	914,000	845,185
FRB Ser. 13-C14, Class E, 4.701%, 8/15/46(WAC)	1,277,000	222,709
FRB Ser. C14, Class D, 4.701%, 8/15/46(WAC)	1,265,000	665,405
FRB Ser. 14-C18, Class E, 4.393%, 2/15/47(WAC)	914,000	421,231
FRB Ser. 14-C23, Class D, 4.129%, 9/15/47(WAC)	574,000	485,971
FRB Ser. 14-C25, Class D, 4.083%, 11/15/47(WAC)	1,404,000	920,099
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)	1,823,000	1,040,455
JPMCC Commercial Mortgage Securities Trust 144A FRB Ser. 17-JP7, Class D, 4.528%, 9/15/50(WAC)	577,000	391,775
JPMDB Commercial Mortgage Securities Trust
FRB Ser. 18-C8, Class C, 4.971%, 6/15/51(WAC)	822,000	676,930
Ser. 17-C5, Class C, 4.512%, 3/15/50(WAC)	680,000	490,157
JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 13-LC11, Class D, 4.423%, 4/15/46(WAC)	1,312,000	779,825
Ser. 13-LC11, Class B, 3.499%, 4/15/46	508,000	455,623
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 11-C3, Class F, 5.71%, 2/15/46(WAC)	1,113,000	264,101
FRB Ser. 12-C6, Class E, 5.129%, 5/15/45(WAC)	659,000	516,458
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)	1,807,000	913,981
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 7.004%, 12/15/49(WAC)	26,213	—
Morgan Stanley Bank of America Merrill Lynch Trust
Ser. 12-C6, Class C, 4.536%, 11/15/45(WAC)	727,716	691,330
FRB Ser. 15-C22, Class C, 4.341%, 4/15/48(WAC)	1,156,000	1,013,239
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C12, Class D, 5.099%, 10/15/46(WAC)	550,000	454,334
FRB Ser. 12-C6, Class E, 4.673%, 11/15/45(WAC)	619,000	442,956
FRB Ser. 13-C11, Class D, 4.502%, 8/15/46(WAC)	1,900,000	96,590
FRB Ser. 15-C23, Class D, 4.277%, 7/15/50(WAC)	1,499,000	1,183,294
FRB Ser. 13-C10, Class E, 4.193%, 7/15/46(WAC)	2,187,000	550,687
FRB Ser. 13-C10, Class F, 4.193%, 7/15/46(WAC)	1,988,000	272,693
Ser. 14-C17, Class E, 3.50%, 8/15/47	1,025,000	735,471
Ser. 14-C19, Class D, 3.25%, 12/15/47	1,493,000	1,160,339
Morgan Stanley Capital I Trust
Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)	384,505	323,792
FRB Ser. 18-H3, Class C, 5.024%, 7/15/51(WAC)	576,000	482,452
Multifamily Connecticut Avenue Securities Trust 144A
FRB Ser. 20-01, Class M10, 8.77%, 3/25/50	1,558,000	1,464,618
FRB Ser. 19-01, Class M10, 8.27%, 10/25/49	1,197,539	1,117,953
Ready Capital Mortgage Financing, LLC 144A FRB Ser. 22-FL9, Class A, 7.438%, 6/25/37	930,955	928,168
RIAL Issuer, Ltd. 144A FRB Ser. 22-FL8, Class B, 8.143%, 1/19/37	1,046,000	1,014,620
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	1,081,996	11
UBS Commercial Mortgage Trust FRB Ser. 17-C3, Class C, 4.536%, 8/15/50(WAC)	629,000	512,490
UBS-Barclays Commercial Mortgage Trust 144A Ser. 12-C2, Class F, 5.00%, 5/10/63(WAC)	1,476,000	15
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 04-C15, Class G, 5.395%, 10/15/41(WAC)	28,628	25,814
Wells Fargo Commercial Mortgage Trust
FRB Ser. 15-SG1, Class B, 4.602%, 9/15/48(WAC)	710,000	624,357
FRB Ser. 15-C29, Class D, 4.359%, 6/15/48(WAC)	819,000	687,950
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 15-C30, Class D, 4.648%, 9/15/58(WAC)	265,000	211,594
FRB Ser. 13-LC12, Class D, 4.426%, 7/15/46(WAC)	356,000	126,398
Ser. 14-LC16, Class D, 3.938%, 8/15/50	2,218,000	276,053
Ser. 16-C33, Class D, 3.123%, 3/15/59	1,698,000	1,328,289
WF-RBS Commercial Mortgage Trust Ser. 14-C21, Class C, 4.234%, 8/15/47(WAC)	514,000	454,901
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 13-UBS1, Class D, 5.191%, 3/15/46(WAC)	457,000	444,258
FRB Ser. 13-UBS1, Class E, 5.191%, 3/15/46(WAC)	616,000	587,940
Ser. 11-C4, Class F, 5.00%, 6/15/44(WAC)	2,560,000	1,634,048
FRB Ser. 12-C9, Class E, 4.876%, 11/15/45(WAC)	537,000	491,731
FRB Ser. 12-C10, Class D, 4.538%, 12/15/45(WAC)	687,000	408,282

		50,921,539
Residential mortgage-backed securities (non-agency) (12.6%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (ICE LIBOR USD 1 Month + 0.19%), 5.21%, 5/25/47	642,056	340,436
Bear Stearns Alt-A Trust
FRB Ser. 05-10, Class 11A1, (ICE LIBOR USD 1 Month + 0.50%), 5.52%, 1/25/36	124,978	154,837
FRB Ser. 05-7, Class 21A1, 4.038%, 9/25/35(WAC)	165,936	134,128
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (ICE LIBOR USD 1 Month + 0.18%), 5.025%, 11/25/47	529,244	436,661
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-AMC3, Class A2D, (ICE LIBOR USD 1 Month + 0.35%), 5.37%, 3/25/37	1,621,919	1,320,211
Countrywide Alternative Loan Trust
FRB Ser. 05-38, Class A3, (ICE LIBOR USD 1 Month + 0.70%), 5.72%, 9/25/35	431,891	370,981
FRB Ser. 05-59, Class 1A1, (ICE LIBOR USD 1 Month + 0.66%), 5.613%, 11/20/35	1,114,291	986,870
FRB Ser. 06-OA10, Class 2A1, (ICE LIBOR USD 1 Month + 0.38%), 5.40%, 8/25/46	369,617	312,004
FRB Ser. 06-OA10, Class 3A1, (ICE LIBOR USD 1 Month + 0.38%), 5.40%, 8/25/46	518,711	445,239
FRB Ser. 06-OA10, Class 4A1, (ICE LIBOR USD 1 Month + 0.38%), 5.40%, 8/25/46	2,704,693	2,217,950
FRB Ser. 07-OH1, Class A1D, (ICE LIBOR USD 1 Month + 0.21%), 5.23%, 4/25/47	418,228	325,516
FRB Ser. 06-OA10, Class 1A1, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.96%), 4.425%, 8/25/46	211,862	193,377
FRB Ser. 06-OA7, Class 1A2, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.94%), 4.405%, 6/25/46	362,100	305,141
FRB Ser. 06-OA7, Class 1A1, 3.161%, 6/25/46(WAC)	904,165	816,823
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class B, (ICE LIBOR USD 1 Month + 11.25%), 16.27%, 12/25/28	482,885	531,492
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B, (ICE LIBOR USD 1 Month + 10.50%), 15.52%, 5/25/28	826,861	898,876
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (ICE LIBOR USD 1 Month + 10.00%), 15.02%, 7/25/28	2,795,683	2,986,946
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (ICE LIBOR USD 1 Month + 9.35%), 14.37%, 4/25/28	1,284,531	1,347,128
Structured Agency Credit Risk Debt FRN Ser. 15-DNA1, Class B, (ICE LIBOR USD 1 Month + 9.20%), 14.22%, 10/25/27	727,842	767,080
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, (ICE LIBOR USD 1 Month + 7.55%), 12.57%, 12/25/27	1,211,393	1,239,005
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class B2, (ICE LIBOR USD 1 Month + 12.25%), 17.27%, 2/25/49	254,000	297,241
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class B2, (US 30 Day Average SOFR + 11.50%), 16.315%, 10/25/50	491,000	591,041
Structured Agency Credit Risk Trust FRB Ser. 19-HQA2, Class B2, (ICE LIBOR USD 1 Month + 11.25%), 16.27%, 4/25/49	298,000	336,149
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (ICE LIBOR USD 1 Month + 11.00%), 16.02%, 10/25/48	1,619,000	1,884,099
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B2, (ICE LIBOR USD 1 Month + 10.75%), 15.77%, 1/25/49	315,000	360,957
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (ICE LIBOR USD 1 Month + 10.50%), 15.52%, 3/25/49	252,000	282,478
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA4, Class B2, (ICE LIBOR USD 1 Month + 10.00%), 15.02%, 8/25/50	966,000	1,106,070
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class B2, (ICE LIBOR USD 1 Month + 10.00%), 15.02%, 7/25/50	1,027,000	1,195,813
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B2, (ICE LIBOR USD 1 Month + 7.75%), 12.77%, 9/25/48	389,000	406,239
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class B1, (ICE LIBOR USD 1 Month + 5.75%), 10.77%, 7/25/50	602,325	644,314
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA4, Class B1, (ICE LIBOR USD 1 Month + 5.25%), 10.27%, 9/25/50	836,607	881,849
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class B1, (US 30 Day Average SOFR + 4.80%), 9.615%, 10/25/50	900,000	954,000
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class HQA1, (ICE LIBOR USD 1 Month + 4.40%), 9.42%, 2/25/49	410,000	432,550
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B1, (ICE LIBOR USD 1 Month + 4.25%), 9.27%, 10/25/48	1,548,000	1,663,716
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B1, (ICE LIBOR USD 1 Month + 3.90%), 8.92%, 9/25/48	420,000	437,647
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class B1, (ICE LIBOR USD 1 Month + 3.70%), 8.72%, 12/25/30	599,000	623,353
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	685,000	600,182
Seasoned Credit Risk Transfer Trust Ser. 19-4, Class M, 4.50%, 2/25/59(WAC)	346,000	294,179
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2B, (ICE LIBOR USD 1 Month + 12.75%), 17.77%, 10/25/28	238,608	269,685
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (ICE LIBOR USD 1 Month + 12.25%), 17.27%, 9/25/28	2,299,879	2,589,167
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (ICE LIBOR USD 1 Month + 11.75%), 16.77%, 10/25/28	1,289,795	1,432,978
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, (ICE LIBOR USD 1 Month + 11.75%), 16.77%, 8/25/28	833,891	927,806
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B, (ICE LIBOR USD 1 Month + 10.75%), 15.77%, 1/25/29	268,768	288,968
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1B, (ICE LIBOR USD 1 Month + 10.25%), 15.27%, 1/25/29	266,693	287,783
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1B, (ICE LIBOR USD 1 Month + 9.25%), 14.27%, 4/25/29	396,478	418,052
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (ICE LIBOR USD 1 Month + 5.50%), 10.52%, 9/25/29	872,000	956,432
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1, (ICE LIBOR USD 1 Month + 4.85%), 9.87%, 10/25/29	2,039,000	2,236,755
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2B1, (ICE LIBOR USD 1 Month + 4.50%), 9.52%, 12/25/30	699,000	756,998
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2B1, (ICE LIBOR USD 1 Month + 4.45%), 9.47%, 5/25/30	180,000	193,236
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2B1, (ICE LIBOR USD 1 Month + 4.45%), 9.47%, 2/25/30	110,000	119,625
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1B1, (ICE LIBOR USD 1 Month + 4.25%), 9.27%, 1/25/31	322,000	351,300
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (ICE LIBOR USD 1 Month + 4.00%), 9.02%, 5/25/25	13,667	14,243
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, (ICE LIBOR USD 1 Month + 3.60%), 8.62%, 1/25/30	427,000	450,290
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2B1, (US 30 Day Average SOFR + 4.50%), 9.315%, 1/25/42	402,000	389,940
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1B1, (ICE LIBOR USD 1 Month + 4.10%), 9.12%, 9/25/31	578,000	598,312
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1B1, (ICE LIBOR USD 1 Month + 3.25%), 8.27%, 1/25/40	459,000	445,418
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (ICE LIBOR USD 1 Month + 2.45%), 7.47%, 7/25/31	14,217	14,253
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1M2, (ICE LIBOR USD 1 Month + 2.05%), 7.07%, 1/25/40	249,005	249,946
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (ICE LIBOR USD 1 Month + 0.31%), 5.33%, 5/25/37	548,199	392,597
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (ICE LIBOR USD 1 Month + 0.52%), 5.471%, 5/19/35	407,775	134,419
Home Re, Ltd. 144A FRB Ser. 21-2, Class B1, (US 30 Day Average SOFR + 4.15%), 8.965%, 1/25/34 (Bermuda)	300,000	277,168
JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, IO, (ICE LIBOR USD 1 Month + 0.20%), 5.42%, 6/25/37	651,974	262,942
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B, (ICE LIBOR USD 1 Month + 0.23%), 2.702%, 2/26/37	434,077	361,877
MortgageIT Trust FRB Ser. 05-3, Class M2, (ICE LIBOR USD 1 Month + 0.80%), 5.815%, 8/25/35	85,297	78,616
Oaktown Re II, Ltd. 144A FRB Ser. 18-1A, Class M2, (ICE LIBOR USD 1 Month + 2.85%), 7.87%, 7/25/28 (Bermuda)	1,230,000	1,236,814
Structured Asset Mortgage Investments II Trust
FRB Ser. 06-AR7, Class A1A, (ICE LIBOR USD 1 Month + 0.21%), 5.44%, 8/25/36	406,440	314,991
FRB Ser. 07-AR1, Class 2A1, (ICE LIBOR USD 1 Month + 0.18%), 5.20%, 1/25/37	572,963	495,053
Towd Point Mortgage Trust 144A
Ser. 19-2, Class A2, 3.75%, 12/25/58(WAC)	1,033,000	918,937
Ser. 18-5, Class M1, 3.25%, 7/25/58(WAC)	815,000	671,071
WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 05-AR13, Class A1C3, (ICE LIBOR USD 1 Month + 0.98%), 6.00%, 10/25/45	266,311	247,968

		47,506,218

Total mortgage-backed securities (cost $176,628,748)		$153,090,048

CORPORATE BONDS AND NOTES (21.9%)(a)
		Principal amount	Value
Basic materials (2.3%)
Avient Corp. 144A sr. unsec. unsub. notes 7.125%, 8/1/30		$288,000	$294,339
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. notes 3.375%, 2/15/29		150,000	129,713
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29		200,000	198,353
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		680,000	613,764
Braskem Netherlands Finance BV 144A company guaranty sr. unsec. notes 7.25%, 2/13/33 (Brazil)		890,000	849,498
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32		70,000	69,630
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 4.25%, 2/1/32		165,000	144,570
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)		200,000	202,612
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)		85,000	86,041
Constellium SE sr. unsec. notes Ser. REGS, 3.125%, 7/15/29 (France)	EUR	450,000	407,876
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 4.375%, 8/1/28 (Indonesia)		$130,000	123,317
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)		670,000	628,901
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 4.50%, 4/1/26 (Canada)		186,000	173,207
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)		590,000	551,825
IHS Holding, Ltd. company guaranty sr. unsec. notes Ser. REGS, 6.25%, 11/29/28 (Nigeria)		1,100,000	875,875
Louisiana-Pacific Corp. 144A sr. unsec. notes 3.625%, 3/15/29		345,000	302,738
Novelis Corp. 144A company guaranty sr. unsec. bonds 3.875%, 8/15/31		255,000	213,537
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		175,000	158,353
Novelis Corp. 144A company guaranty sr. unsec. notes 3.25%, 11/15/26		693,000	634,416
Unigel Luxembourg SA company guaranty sr. unsec. notes Ser. REGS, 8.75%, 10/1/26 (Brazil)		430,000	396,463
WR Grace Holdings, LLC 144A company guaranty sr. notes 4.875%, 6/15/27		140,000	132,958
WR Grace Holdings, LLC 144A sr. notes 7.375%, 3/1/31		1,315,000	1,318,288

			8,506,274
Capital goods (3.3%)
Adient Global Holdings, Ltd. 144A sr. notes 7.00%, 4/15/28		670,000	685,075
Adient Global Holdings, Ltd. 144A sr. unsec. unsub. notes 8.25%, 4/15/31		670,000	685,075
Allison Transmission, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 1/30/31		350,000	298,757
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27		75,000	71,456
Chart Industries, Inc. 144A company guaranty sr. notes 7.50%, 1/1/30		300,000	309,000
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25		158,000	158,222
Clarios Global LP 144A sr. notes 6.75%, 5/15/28		128,000	128,495
Clarios Global LP/Clarios US Finance Co. company guaranty sr. notes Ser. REGS, 4.375%, 5/15/26	EUR	895,000	942,591
Clean Harbors, Inc. 144A company guaranty sr. unsec. unsub. notes 6.375%, 2/1/31		$1,360,000	1,387,526
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		347,000	364,749
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		678,000	631,021
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29		505,000	397,238
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29		603,000	541,134
Ritchie Bros Holdings, Inc. 144A company guaranty sr. notes 6.75%, 3/15/28		70,000	72,450
Ritchie Bros Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7.75%, 3/15/31		757,000	802,420
Sensata Technologies BV 144A company guaranty sr. unsec. notes 4.00%, 4/15/29		700,000	632,583
Sensata Technologies BV 144A company guaranty sr. unsec. unsub. notes 5.875%, 9/1/30		702,000	689,357
Staples, Inc. 144A sr. notes 7.50%, 4/15/26		785,000	662,019
TransDigm, Inc. company guaranty sr. unsec. sub. notes 5.50%, 11/15/27		1,100,000	1,055,649
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29		265,000	240,820
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.625%, 1/15/29		175,000	158,375
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26		390,000	391,844
TransDigm, Inc. 144A sr. notes 6.75%, 8/15/28		95,000	96,425
Vertiv Group Corp. 144A company guaranty sr. notes 4.125%, 11/15/28		753,000	679,722
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.25%, 6/15/28		245,000	251,485
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.125%, 6/15/25		298,000	303,037

			12,636,525
Communication services (0.7%)
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		1,478,000	1,355,500
Frontier Communications Corp. 144A company guaranty sr. notes 5.875%, 10/15/27		1,275,000	1,173,618
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 8.75%, 5/15/30		130,000	128,583
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31		175,000	151,636

			2,809,337
Consumer cyclicals (4.9%)
ADT Security Corp. 144A sr. notes 4.125%, 8/1/29		150,000	130,313
Bath & Body Works, Inc. company guaranty sr. unsec. notes 7.50%, perpetual maturity		719,000	730,359
Bath & Body Works, Inc. 144A company guaranty sr. unsec. notes 9.375%, 7/1/25		29,000	31,031
Bath & Body Works, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30		601,000	576,939
Benteler International AG 144A company guaranty sr. notes 10.50%, 5/15/28 (Austria)(FWC)		243,000	248,468
Block, Inc. sr. unsec. notes 3.50%, 6/1/31		165,000	134,425
Boyd Gaming Corp. company guaranty sr. unsec. notes 4.75%, 12/1/27		130,000	125,461
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30		1,224,000	1,234,911
Caesars Resort Collection, LLC/CRC Finco, Inc. 144A company guaranty sr. notes 5.75%, 7/1/25		625,000	630,147
Carnival Corp. notes Ser. REGS, 10.125%, 2/1/26	EUR	465,000	533,427
Carnival Corp. 144A notes 10.50%, 2/1/26		$100,000	104,393
Carnival Corp. 144A notes 9.875%, 8/1/27		685,000	702,284
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30		300,000	261,981
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29		45,000	39,837
Hilton Domestic Operating Co., Inc. company guaranty sr. unsec. bonds 4.875%, 1/15/30		422,000	400,651
Hilton Domestic Operating Co., Inc. 144A company guaranty sr. unsec. notes 4.00%, 5/1/31		1,755,000	1,552,253
Levi Strauss & Co. sr. unsec. notes 3.375%, 3/15/27	EUR	668,000	696,646
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31		$127,000	107,370
Mattel, Inc. 144A company guaranty sr. unsec. notes 5.875%, 12/15/27		380,000	380,468
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29		195,000	175,998
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.375%, 4/1/26		55,000	52,024
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28		1,535,000	1,363,414
Neptune Bidco US, Inc. 144A sr. notes 9.29%, 4/15/29		1,509,000	1,420,346
News Corp. 144A company guaranty sr. unsec. unsub. bonds 5.125%, 2/15/32		20,000	18,416
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		200,000	177,566
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty sr. notes 3.375%, 8/31/27		125,000	111,706
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32		155,000	180,924
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. unsub. notes 9.25%, 1/15/29		1,065,000	1,136,115
Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. notes 4.50%, 10/15/29		368,000	318,576
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26		221,000	207,816
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29		125,000	113,125
Standard Industries, Inc. sr. unsec. notes Ser. REGS, 2.25%, 11/21/26	EUR	370,000	356,891
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31		$95,000	75,183
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27		868,000	829,976
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		25,000	23,366
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28		250,000	229,858
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30		981,000	919,890
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28		617,000	611,330
Univision Communications, Inc. 144A sr. notes 7.375%, 6/30/30		45,000	43,179
Victoria's Secret & Co. 144A sr. unsec. notes 4.625%, 7/15/29		100,000	80,500
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		153,000	147,187
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. unsub. notes 7.125%, 2/15/31		905,000	925,363
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29		270,000	248,602

			18,388,715
Consumer staples (0.9%)
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 3.875%, 1/15/28 (Canada)		225,000	210,375
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30		930,000	867,225
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 3.50%, 3/15/29		590,000	522,738
Aramark Services, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		589,000	560,964
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.875%, 5/15/28		185,000	181,479
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.125%, 1/31/30		190,000	174,008
Match Group Holdings II, LLC 144A sr. unsec. bonds 5.00%, 12/15/27		80,000	75,371
Match Group Holdings II, LLC 144A sr. unsec. bonds 3.625%, 10/1/31		70,000	57,183
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30		55,000	47,010
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28		130,000	119,925
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 5.625%, 2/15/29		430,000	404,295
US Foods, Inc. 144A company guaranty sr. unsec. notes 4.75%, 2/15/29		75,000	69,764

			3,290,337
Energy (5.2%)
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40		893,000	765,337
Apache Corp. sr. unsec. unsub. notes 4.375%, 10/15/28		83,000	77,752
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 7.50%, 6/15/30		1,445,000	1,372,484
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)		96,000	104,251
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 6.875%, 4/1/27		877,000	868,230
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 4.00%, 3/1/31		200,000	178,885
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37		118,000	128,189
Ecopetrol SA sr. unsec. unsub. bonds 8.875%, 1/13/33 (Colombia)		1,300,000	1,260,427
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		1,653,000	1,644,730
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30		435,000	416,717
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/15/27		1,180,000	1,144,600
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40		248,000	254,580
Occidental Petroleum Corp. sr. unsec. sub. notes 6.45%, 9/15/36		1,537,000	1,631,141
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 7.375%, 11/1/31		430,000	468,523
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 6.625%, 8/15/37		155,000	157,678
Patterson-UTI Energy, Inc. sr. unsec. notes 3.95%, 2/1/28		124,000	111,575
Patterson-UTI Energy, Inc. sr. unsec. sub. notes 5.15%, 11/15/29		1,321,000	1,179,688
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)		400,000	398,400
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.60%, 1/3/31 (Brazil)		473,000	454,208
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)		300,000	298,341
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.70%, 2/16/32 (Mexico)		425,000	327,153
Petroleos Mexicanos 144A sr. unsec. bonds 10.00%, 2/7/33 (Mexico)		2,840,000	2,642,103
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)		510,000	495,340
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29		796,000	719,839
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27		137,000	132,205
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		263,000	259,055
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28		291,000	275,723
SM Energy Co. sr. unsec. unsub. notes 5.625%, 6/1/25		140,000	136,765
Southwestern Energy Co. company guaranty sr. unsec. bonds 4.75%, 2/1/32		397,000	350,057
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 3/15/30		757,000	704,495
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29		505,000	476,103
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27		80,000	77,332

			19,511,906
Financials (1.0%)
AG Issuer, LLC 144A sr. notes 6.25%, 3/1/28		235,000	218,393
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. notes 4.25%, 10/15/27		60,000	54,933
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29		225,000	214,153
Deutsche Bank AG jr. unsec. sub. FRN 6.00%, perpetual maturity (Germany)		200,000	148,980
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31		200,000	211,558
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5.125%, 6/16/25		200,000	194,688
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.271%, 1/9/27		260,000	240,701
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.00%, 11/13/30		425,000	364,423
Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25		295,000	274,253
Freedom Mortgage Corp. 144A sr. unsec. notes 7.625%, 5/1/26		580,000	495,970
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29(R)		143,000	113,149
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. unsub. notes 5.25%, 10/1/25(R)		55,000	51,700
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)		250,000	213,125
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31		285,000	237,047
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 8/15/28		203,000	181,178
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29		448,000	376,880
Stichting AK Rabobank Certificaten jr. unsec. sub. FRN 6.50%, perpetual maturity (Netherlands)	EUR	252,125	263,231

			3,854,362
Health care (1.9%)
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30		$120,000	102,269
Centene Corp. sr. unsec. notes 4.625%, 12/15/29		349,000	328,933
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31		125,000	108,906
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29		120,000	105,450
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.65%, 8/28/28		585,000	569,574
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29		155,000	146,955
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26		540,000	543,900
HCA, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/30		125,000	112,511
Jazz Securities DAC 144A company guaranty sr. unsub. notes 4.375%, 1/15/29 (Ireland)		200,000	183,813
Organon Finance 1, LLC 144A sr. notes 4.125%, 4/30/28		270,000	248,401
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		350,000	336,875
Service Corp. International sr. unsec. notes 3.375%, 8/15/30		1,155,000	978,551
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31		90,000	79,314
Tenet Healthcare Corp. company guaranty sr. notes 5.125%, 11/1/27		300,000	291,083
Tenet Healthcare Corp. company guaranty sr. notes 4.875%, 1/1/26		282,000	277,729
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24		272,000	269,662
Tenet Healthcare Corp. company guaranty sr. notes 4.25%, 6/1/29		120,000	110,094
Tenet Healthcare Corp. 144A company guaranty sr. unsub. notes 6.125%, 6/15/30		190,000	187,931
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)		435,000	432,781
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 8.125%, 9/15/31 (Israel)		1,070,000	1,123,500
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 5.125%, 5/9/29 (Israel)		505,000	468,451

			7,006,683
Technology (1.0%)
Crowdstrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29		542,000	471,455
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29		818,000	708,348
Picard Midco, Inc. 144A sr. notes. 6.50%, 3/31/29		444,000	399,874
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31		915,000	764,647
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29		695,000	593,356
ZoomInfo Technologies, LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29		938,000	808,772

			3,746,452
Transportation (0.1%)
Delta Air Lines, Inc./SkyMiles IP, Ltd. 144A company guaranty sr. notes 4.75%, 10/20/28		324,000	314,638

			314,638
Utilities and power (0.6%)
Diamond II, Ltd. 144A company guaranty sr. notes 7.95%, 7/28/26 (India)		1,220,000	1,201,700
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity		41,000	31,326
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24		385,000	375,991
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 2/15/32		197,000	159,068
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26		122,000	113,777
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29		115,000	106,158
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.50%, 9/1/26		224,000	219,485
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27		165,000	156,801

			2,364,306

Total corporate bonds and notes (cost $85,765,173)			$82,429,535

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (7.8%)(a)
		Principal amount	Value
Benin (Republic of) sr. unsec. bonds Ser. REGS, 4.95%, 1/22/35 (Benin)	EUR	470,000	$349,992
Benin (Republic of) sr. unsec. notes Ser. REGS, 4.875%, 1/19/32 (Benin)	EUR	690,000	565,732
Cameroon (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 7/7/32 (Cameroon)	EUR	760,000	583,523
Cote d'lvoire (Republic of) sr. unsec. notes Ser. REGS, 5.875%, 10/17/31 (Cote d'lvoire)	EUR	760,000	680,733
Cote d'lvoire (Republic of) sr. unsec. notes Ser. REGS, 4.875%, 1/30/32 (Cote d'lvoire)	EUR	2,060,000	1,715,193
Cote d'lvoire (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Cote d'lvoire)		$2,765,000	2,329,513
Cote d'lvoire (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%, 7/23/24 (Cote d'lvoire)		300,000	290,250
Dominican (Republic of) sr. unsec. bonds Ser. REGS, 4.875%, 9/23/32 (Dominican Republic)		920,000	791,663
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		715,000	728,296
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.00%, 7/19/28 (Dominican Republic)		1,350,000	1,330,836
Dominican (Republic of) 144A sr. unsec. unsub. bonds 5.50%, 1/27/25 (Dominican Republic)		1,650,000	1,632,745
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 7.60%, 3/1/29 (Egypt)		2,480,000	1,512,800
Ghana (Republic of) sr. unsec. notes Ser. REGS, 7.625%, 5/16/29 (Ghana) (In default)(NON)		1,310,000	487,975
Ghana (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.125%, 1/18/26 (Ghana) (In default)(NON)		3,040,000	1,223,600
Ghana (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.375%, 2/11/27 (Ghana) (In default)(NON)		1,300,000	490,750
Indonesia (Republic of) sr. unsec. unsub. notes 4.65%, 9/20/32 (Indonesia)		2,670,000	2,673,332
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.125%, 1/15/25 (Indonesia)		760,000	756,333
Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6.625%, 2/17/37 (Indonesia)		640,000	741,178
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)		1,265,000	1,261,392
Mongolia (Government of) sr. unsec. notes Ser. REGS, 5.125%, 4/7/26 (Mongolia)		670,000	612,213
Romania (Government of) sr. unsec. unsub. notes 7.125%, 1/17/33 (Romania)		910,000	973,573
Serbia (Republic of) sr. unsec. notes 6.25%, 5/26/28 (Serbia)		950,000	967,813
Tunisia (Central Bank of) sr. unsec. unsub. notes Ser. REGS, 5.75%, 1/30/25 (Tunisia)		3,710,000	1,919,710
Turkey (Republic of) sr. unsec. unsub. notes 9.125%, 7/13/30 (Turkey)		660,000	659,175
United Mexican States sr. unsec. unsub. bonds 4.28%, 8/14/41 (Mexico)		1,390,000	1,160,618
United Mexican States sr. unsec. unsub. notes 6.338%, 5/4/53 (Mexico)		1,150,000	1,185,715
Vietnam (Socialist Republic of) sr. unsec. notes Ser. REGS, 4.80%, 11/19/24 (Vietnam)		1,720,000	1,679,761

Total foreign government and agency bonds and notes (cost $34,315,227)			$29,304,414

CONVERTIBLE BONDS AND NOTES (5.2%)(a)
	Principal amount	Value
Basic materials (—%)
MP Materials Corp. 144A cv. sr. unsec. notes 0.25%, 4/1/26	$113,000	$96,049

		96,049
Capital goods (0.2%)
Axon Enterprise, Inc. 144A cv. sr. unsec. notes 0.50%, 12/15/27	285,000	320,625
John Bean Technologies Corp. cv. sr. unsec. notes 0.25%, 5/15/26	198,000	182,259
Middleby Corp. (The) cv. sr. unsec. notes 1.00%, 9/1/25	155,000	187,628

		690,512
Communication services (0.2%)
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	403,000	189,813
Liberty Broadband Corp. 144A cv. sr. unsec. notes 3.125%, 3/31/53	299,000	295,412
Liberty Media Corp. 144A cv. sr. unsec. unsub. bonds 2.75%, 12/1/49	318,289	283,595

		768,820
Consumer cyclicals (1.1%)
Alarm.com Holdings, Inc. cv. sr. unsec. notes zero %, 1/15/26	242,000	203,886
Block, Inc. cv. sr. unsec. sub. notes 0.25%, 11/1/27	253,000	194,810
Block, Inc. cv. sr. unsec. sub. notes zero %, 5/1/26	120,000	98,460
Booking Holdings, Inc. cv. sr. unsec. notes 0.75%, 5/1/25	309,000	460,562
Burlington Stores, Inc. cv. sr. unsec. notes 2.25%, 4/15/25	164,000	183,885
Cinemark Holdings, Inc. cv. sr. unsec. notes 4.50%, 8/15/25	140,000	195,115
DraftKings, Inc. cv. sr. unsec. unsub. notes zero %, 3/15/28	224,000	160,384
Expedia Group, Inc. company guaranty cv. sr. unsec. unsub. notes zero %, 2/15/26	256,000	225,599
Ford Motor Co. cv. sr. unsec. notes zero %, 3/15/26	303,000	295,577
Liberty Media Corp. 144A cv. sr. unsec. notes 2.25%, 8/15/27	293,000	310,434
Liberty TripAdvisor Holdings, Inc. 144A cv. sr. unsec. bonds 0.50%, 6/30/51	212,000	164,300
Live Nation Entertainment, Inc. 144A cv. sr. unsec. notes 3.125%, 1/15/29	377,000	364,371
NCL Corp., Ltd. company guaranty cv. sr. unsec. notes 5.375%, 8/1/25	88,000	93,896
NCL Corp., Ltd. company guaranty cv. sr. unsec. unsub. notes 2.50%, 2/15/27	181,000	136,384
Royal Caribbean Cruises, Ltd. 144A cv. sr. unsec. unsub. notes 6.00%, 8/15/25	215,000	327,983
Sabre GLBL, Inc. company guaranty cr. sr. unsec. notes 4.00%, 4/15/25	221,000	193,563
Shift4 Payments, Inc. cv. sr. unsec. sub. notes zero %, 12/15/25	224,000	244,272
Vail Resorts, Inc. cv. sr. unsec. sub. notes zero %, 1/1/26	322,000	291,209

		4,144,690
Consumer staples (0.6%)
Airbnb, Inc. cv. sr. unsec. sub. notes zero %, 3/15/26	177,000	154,344
Beauty Health Co. (The) 144A cv. sr. unsec. sub. notes 1.25%, 10/1/26	223,000	182,303
Cheesecake Factory, Inc. (The) cv. sr. unsec. sub. notes 0.375%, 6/15/26	148,000	123,210
Chefs' Warehouse, Inc. (The) 144A cv. sr. unsec. unsub. notes 2.375%, 12/15/28	110,000	110,687
Chegg, Inc. cv. sr. unsec. notes zero %, 9/1/26	194,000	155,143
Etsy, Inc. cv. sr. unsec. notes 0.25%, 6/15/28	400,000	324,919
Lyft, Inc. cv. sr. unsec. notes 1.50%, 5/15/25	107,000	94,802
Post Holdings, Inc. 144A company guaranty cv. sr. unsec. notes 2.50%, 8/15/27	204,000	213,649
Shake Shack, Inc. cv. sr. unsec. notes zero %, 3/1/28	218,000	161,682
Uber Technologies, Inc. cv. sr. unsec. notes zero %, 12/15/25	254,000	220,917
Upwork, Inc. cv. sr. unsec. notes 0.25%, 8/15/26	160,000	126,080
Wayfair, Inc. cv. sr. unsec. notes 0.625%, 10/1/25	263,000	196,951
Zillow Group, Inc. cv. sr. unsec. notes 2.75%, 5/15/25	247,000	250,705

		2,315,392
Energy (0.2%)
Enphase Energy, Inc. cv. sr. unsec. sub. notes zero %, 3/1/28	204,000	190,907
Nabors Industries, Inc. 144A company guaranty cv. sr. unsec. unsub. notes 1.75%, 6/15/29	138,000	106,053
Northern Oil and Gas, Inc. 144A cv. sr. unsec. notes 3.625%, 4/15/29	223,000	251,603
Pioneer Natural Resources Co. cv. sr. unsec. notes 0.25%, 5/15/25	59,000	134,373
SolarEdge Technologies, Inc. cv. sr. unsec. notes zero %, 9/15/25 (Israel)	151,000	187,316

		870,252
Financials (—%)
SoFi Technologies, Inc. 144A cv. sr. unsec. notes zero %, 10/15/26	176,000	125,576

		125,576
Health care (0.9%)
Alnylam Pharmaceuticals, Inc. 144A cv. sr. unsec. unsub. notes 1.00%, 9/15/27	291,000	288,760
BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 1.25%, 5/15/27	180,000	185,768
CONMED Corp. 144A cv. sr. unsec. notes 2.25%, 6/15/27	138,000	149,247
Dexcom, Inc. cv. sr. unsec. unsub. notes 0.25%, 11/15/25	212,000	231,340
Exact Sciences Corp. cv. sr. unsec. sub. notes 0.375%, 3/1/28	398,000	344,989
Halozyme Therapeutics, Inc. cv. sr. unsec. notes 0.25%, 3/1/27	434,000	355,454
Insulet Corp. cv. sr. unsec. notes 0.375%, 9/1/26	152,000	226,860
Integer Holdings Corp. 144A cv. sr. unsec. unsub. notes 2.125%, 2/15/28	135,000	153,225
Jazz Investments I, Ltd. company guaranty cv. sr. unsec. sub. notes 1.50%, 8/15/24 (Ireland)	252,000	240,742
Lantheus Holdings, Inc. 144A company guaranty cv. sr. unsec. unsub. notes 2.625%, 12/15/27	239,000	316,568
Neurocrine Biosciences, Inc. cv. sr. unsec. notes 2.25%, 5/15/24	92,000	123,096
Pacira Pharmaceuticals, Inc. cv. sr. unsec. sub. notes 0.75%, 8/1/25	209,000	196,721
Sarepta Therapeutics, Inc. 144A cv. sr. unsec. unsub. notes 1.25%, 9/15/27	190,000	214,226
Teladoc Health, Inc. cv. sr. unsec. sub. notes 1.25%, 6/1/27	202,000	161,126

		3,188,122
Technology (1.7%)
3D Systems Corp. cv. sr. unsec. notes zero %, 11/15/26	97,000	70,446
Akamai Technologies, Inc. cv. sr. unsec. notes 0.375%, 9/1/27	258,000	242,907
Akamai Technologies, Inc. cv. sr. unsec. notes 0.125%, 5/1/25	202,000	207,966
Altair Engineering, Inc. 144A cv. sr. unsec. sub. notes 1.75%, 6/15/27	130,000	147,810
Bentley Systems, Inc. cv. sr. unsec. sub. notes 0.375%, 7/1/27	202,000	170,084
Bill.com Holdings, Inc. cv. sr. unsec. unsub. notes zero %, 4/1/27	228,000	179,436
Box, Inc. cv. sr. unsec. notes zero %, 1/15/26	138,000	160,563
Ceridian HCM Holding, Inc. cv. sr. unsec. notes 0.25%, 3/15/26	246,000	214,890
Cloudflare, Inc. cv. sr. unsec. notes zero %, 8/15/26	122,000	100,650
CyberArk Software, Ltd. cv. sr. unsec. notes zero %, 11/15/24, (Israel)	160,000	166,254
Datadog, Inc. cv. sr. unsec. notes 0.125%, 6/15/25	185,000	192,770
DigitalOcean Holdings, Inc. cv. sr. unsec. notes zero %, 12/1/26	211,000	164,925
Dropbox, Inc. cv. sr. unsec. sub. notes zero %, 3/1/28	161,000	137,414
Envestnet, Inc. 144A company guaranty cv. sr. unsec. notes 2.625%, 12/1/27	181,000	197,471
Everbridge, Inc. cv. sr. unsec. notes zero %, 3/15/26	138,000	112,125
Five9, Inc. cv. sr. unsec. notes 0.50%, 6/1/25	139,000	127,884
HubSpot, Inc. cv. sr. unsec. notes 0.375%, 6/1/25	183,000	284,199
Impinj, Inc. cv. sr. unsec. notes 1.125%, 5/15/27	148,000	159,328
Lumentum Holdings, Inc. cv. sr. unsec. notes 0.50%, 12/15/26	302,000	255,643
MongoDB, Inc. cv. sr. unsec. notes 0.25%, 1/15/26	167,000	219,789
Okta, Inc. cv. sr. unsec. notes 0.375%, 6/15/26	359,000	302,099
ON Semiconductor Corp. cv. sr. unsec. notes zero %, 5/1/27	143,000	210,282
Palo Alto Networks, Inc. cv. sr. unsec. notes 0.375%, 6/1/25	98,000	181,006
Pegasystems, Inc. 144A cv. sr. unsec. notes 0.75%, 3/1/25	159,000	143,339
Progress Software Corp. cv. sr. unsec. notes 1.00%, 4/15/26	78,000	82,849
RingCentral, Inc. cv. sr. unsec. notes zero %, 3/1/25	199,000	177,110
Silicon Laboratories, Inc. cv. sr. unsec. notes 0.625%, 6/15/25	146,000	175,031
Snap, Inc. cv. sr. unsec. notes zero %, 5/1/27	275,000	199,375
Splunk, Inc. cv. sr. unsec. notes 1.125%, 6/15/27	413,000	353,115
Spotify USA, Inc. company guaranty cv. sr. unsec. notes zero %, 3/15/26	152,000	128,060
Tyler Technologies, Inc. cv. sr. unsec. sub. notes 0.25%, 3/15/26	214,000	214,802
Unity Software, Inc. cv. sr. unsec. notes zero %, 11/15/26	177,000	137,618
Viavi Solutions, Inc. cv. sr. unsec. unsub. notes 1.00%, 3/1/24	109,000	104,913
Wolfspeed, Inc. 144A cv. sr. unsec. notes 1.875%, 12/1/29	145,000	107,083
Workiva, Inc. cv. sr. unsec. notes 1.125%, 8/15/26	121,000	159,800
Ziff Davis, Inc. 144A cv. sr. unsec. notes 1.75%, 11/1/26	182,000	173,446
Zscaler, Inc. cv. sr. unsec. notes 0.125%, 7/1/25	120,000	115,920

		6,478,402
Transportation (0.2%)
JetBlue Airways Corp. cv. sr. unsec. notes 0.50%, 4/1/26	163,000	126,993
Southwest Airlines Co. cv. sr. unsec. notes 1.25%, 5/1/25	381,000	407,861

		534,854
Utilities and power (0.1%)
NextEra Energy Partners LP 144A company guaranty cv. sr. unsec. notes zero %, 11/15/25	258,000	235,296
NRG Energy, Inc. company guaranty cv. sr. unsec. bonds 2.75%, 6/1/48	200,000	205,500

		440,796

Total convertible bonds and notes (cost $21,910,093)		$19,653,465

SENIOR LOANS (2.5%)(a)(c)
	Principal amount	Value
Adient US, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 8.269%, 4/1/28	$111,125	$111,021
AppleCaramel Buyer, LLC bank term loan FRN (CME Term SOFR 3 Month Plus CSA + 0.00%), 8.732%, 10/19/27	463,859	459,105
Axalta Coating Systems US Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 8.068%, 12/7/29	517,750	518,723
Brand Industrial Services, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.25%), 9.239%, 6/21/24	569,956	535,405
Chart Industries, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.74%, 12/8/29	1,079,000	1,078,331
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.50%), 8.807%, 8/21/26	496,059	466,707
CQP Holdco LP bank term loan FRN (ICE LIBOR USD 3 Month + 3.50%), 8.659%, 5/27/28	1,167,000	1,163,499
DIRECTV Financing, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 5.00%), 10.025%, 7/22/27	545,853	523,167
Envision Healthcare Corp. bank term loan FRN (CME Term SOFR 3 Month + 3.75%), 8.648%, 3/31/27	148,914	5,212
Forest City Enterprises LP bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.50%), 8.525%, 12/7/25	185,143	150,336
GFL Environmental, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.00%), 8.145%, 5/31/27	427,741	427,741
Greeneden US Holdings II, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 4.00%), 9.025%, 12/1/27	395,888	391,683
IRB Holding Corp. bank term loan FRN (CME Term SOFR 3 Month Plus CSA + 3.00%), 8.082%, 12/15/27	805,000	791,218
One Call Corp. bank term loan FRN (ICE LIBOR USD 3 Month + 5.50%), 10.829%, 4/22/27	148,204	107,200
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.832%, 1/29/28	1,360,631	1,353,828
Proofpoint, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 6.25%), 11.275%, 8/31/29	115,000	109,011
Robertshaw Holdings Corp. bank term loan FRN (ICE LIBOR USD 3 Month + 8.00%), 13.188%, 2/28/26	162,000	30,375
TAMKO Building Products, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.00%), 8.055%, 5/29/26	554,034	540,704
TIBCO Software, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 9.498%, 3/30/29	288,000	268,891
Vision Solutions, Inc. bank term loan FRN (ICE LIBOR USD 1 Month + 4.00%), 9.255%, 4/24/28	447,727	397,197

Total senior loans (cost $9,734,720)		$9,429,354

ASSET-BACKED SECURITIES (0.8%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (ICE LIBOR USD 3 Month + 2.90%), 3.025%, 7/25/24	$295,730	$292,773
Mello Warehouse Securitization Trust 144A
FRB Ser. 21-3, Class E, (ICE LIBOR USD 1 Month + 3.25%), 8.27%, 10/22/24	1,286,000	1,260,280
FRB Ser. 21-3, Class D, (ICE LIBOR USD 1 Month + 2.00%), 7.02%, 10/22/24	1,086,000	1,058,444
NewRez Warehouse Securitization Trust 144A FRB Ser. 21-1, Class F, (ICE LIBOR USD 1 Month + 5.25%), 10.27%, 5/7/24	416,000	397,070

Total asset-backed securities (cost $2,941,154)		$3,008,567

COMMON STOCKS (—%)(a)
	Shares	Value
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	21,073	$24,234

Total common stocks (cost $21,953)		$24,234

SHORT-TERM INVESTMENTS (21.2%)(a)
		Principal amount/ shares	Value
ABN AMRO Funding USA, LLC commercial paper 4.807%, 5/16/23		$2,000,000	$1,995,042
Australia and New Zealand Banking Group, Ltd. commercial paper 4.797%, 5/15/23 (Australia)		2,000,000	1,995,405
Banco Santander SA commercial paper 4.864%, 5/25/23 (Spain)		2,000,000	1,992,520
Credit Agricole Corporate & Investment Bank/New York commercial paper 4.858%, 5/22/23 (France)		2,000,000	1,993,372
ING (U.S.) Funding, LLC commercial paper 5.057%, 9/1/23		2,000,000	1,963,656
Interest in $423,210,000 joint tri-party repurchase agreement dated 4/28/2023 with Citigroup Global Markets, Inc. due 5/1/2023 - maturity value of $8,386,353 for an effective yield of 4.800% (collateralized by Agency Mortgage-Backed Securities and U.S. Treasuries (including strips) with coupon rates ranging from 1.375% to 6.500% and due dates ranging from 6/30/2023 to 10/1/2052, valued at $431,698,605)		8,383,000	8,383,000
Lloyds Bank PLC commercial paper 4.795%, 5/8/23 (United Kingdom)		2,000,000	1,997,293
Mitsubishi UFJ Trust & Banking Corp./Singapore commercial paper 4.853%, 5/15/23 (Singapore)		2,000,000	1,995,358
Putnam Short Term Investment Fund Class P 4.98%(AFF)	Shares	47,293,801	47,293,801
Skandinaviska Enskilda Banken AB commercial paper 4.776%, 5/15/23 (Sweden)		$2,000,000	1,995,395
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.76%(P)	Shares	2,213,000	2,213,000
U.S. Treasury Bills 4.739%, 5/11/23(SEGSF)		$200,000	199,768
U.S. Treasury Bills 4.738%, 5/2/23(SEGSF)		800,000	799,908
U.S. Treasury Bills 4.291%, 5/30/23(SEG)(SEGSF)		5,200,000	5,182,773

Total short-term investments (cost $80,009,364)			$80,000,291
TOTAL INVESTMENTS

Total investments (cost $821,074,059)			$786,932,820

	FORWARD CURRENCY CONTRACTS at 4/30/23 (aggregate face value $42,366,027) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Canadian Dollar	Sell	7/19/23	$14,858	$14,990	$132
		Euro	Sell	6/21/23	378,678	365,664	(13,014)
		New Zealand Dollar	Sell	7/19/23	26,890	27,393	503
		Swedish Krona	Sell	6/21/23	376,592	368,402	(8,190)
	Barclays Bank PLC
		British Pound	Buy	6/21/23	322,940	306,965	15,975
		Canadian Dollar	Sell	7/19/23	134,909	136,124	1,215
		Euro	Buy	6/21/23	155,802	150,484	5,318
		Swiss Franc	Buy	6/21/23	218,713	208,344	10,369
	Citibank, N.A.
		Australian Dollar	Sell	7/19/23	18,854	19,244	390
		Canadian Dollar	Sell	7/19/23	60,912	61,457	545
		Norwegian Krone	Sell	6/21/23	113,795	114,833	1,038
		Swedish Krona	Sell	6/21/23	10,294	10,073	(221)
	Goldman Sachs International
		Swiss Franc	Buy	6/21/23	2,416,753	2,305,395	111,358
	HSBC Bank USA, National Association
		Australian Dollar	Sell	7/19/23	193,920	198,023	4,103
		British Pound	Buy	6/21/23	3,523	3,384	139
		Canadian Dollar	Sell	7/19/23	50,489	50,897	408
		Euro	Buy	6/21/23	590,834	572,743	18,091
		New Zealand Dollar	Sell	7/19/23	24,479	24,935	456
		Norwegian Krone	Buy	6/21/23	8,287	8,380	(93)
		Swedish Krona	Sell	6/21/23	242,494	237,517	(4,977)
	JPMorgan Chase Bank N.A.
		British Pound	Sell	6/21/23	335,520	319,411	(16,109)
		Canadian Dollar	Sell	7/19/23	318,828	321,669	2,841
		Euro	Sell	6/21/23	100,222	96,765	(3,457)
		Norwegian Krone	Sell	6/21/23	23,581	24,085	504
		Swiss Franc	Buy	6/21/23	23,626	22,542	1,084
	Morgan Stanley & Co. International PLC
		Australian Dollar	Sell	7/19/23	20,580	21,006	426
		Euro	Sell	6/21/23	4,158,603	4,019,039	(139,564)
		Japanese Yen	Buy	5/17/23	3,236,101	3,422,751	(186,650)
		New Zealand Dollar	Sell	7/19/23	3,161,732	3,220,429	58,697
		Norwegian Krone	Buy	6/21/23	16,423	16,788	(365)
		Swedish Krona	Buy	6/21/23	366,308	351,718	14,590
		Swiss Franc	Sell	6/21/23	60,191	57,781	(2,410)
	NatWest Markets PLC
		British Pound	Sell	6/21/23	16,984	16,445	(539)
		Euro	Sell	6/21/23	5,746	5,614	(132)
		Japanese Yen	Buy	5/17/23	938,699	992,819	(54,120)
	State Street Bank and Trust Co.
		Australian Dollar	Sell	7/19/23	2,408,031	2,456,978	48,947
		British Pound	Sell	6/21/23	1,493,550	1,421,661	(71,889)
		Canadian Dollar	Sell	7/19/23	390,755	394,163	3,408
		Euro	Sell	6/21/23	5,490,660	5,309,327	(181,333)
		New Zealand Dollar	Sell	7/19/23	47,228	48,117	889
		Norwegian Krone	Sell	6/21/23	614,282	627,450	13,168
		Swedish Krona	Sell	6/21/23	1,675,934	1,639,047	(36,887)
		Swiss Franc	Buy	6/21/23	194,074	185,455	8,619
	Toronto-Dominion Bank
		British Pound	Sell	6/21/23	73,344	69,821	(3,523)
		Canadian Dollar	Sell	7/19/23	4,387,826	4,426,396	38,570
		Euro	Sell	6/21/23	2,990,194	2,887,019	(103,175)
		Japanese Yen	Buy	5/17/23	10,055	10,634	(579)
		Norwegian Krone	Sell	6/21/23	457,445	467,317	9,872
	UBS AG
		Canadian Dollar	Sell	7/19/23	1,372,004	1,384,197	12,193
		Euro	Sell	6/21/23	499,562	495,083	(4,479)
		Japanese Yen	Buy	5/17/23	1,739,279	1,839,785	(100,506)
		New Zealand Dollar	Sell	7/19/23	79,434	80,888	1,454
		Swedish Krona	Sell	6/21/23	12,807	12,521	(286)
	WestPac Banking Corp.
		Australian Dollar	Sell	7/19/23	347,144	354,273	7,129
		Euro	Sell	6/21/23	22,542	21,766	(776)
		New Zealand Dollar	Sell	7/19/23	137,480	140,020	2,540

	Unrealized appreciation						394,971

	Unrealized (depreciation)						(933,274)

	Total						$(538,303)
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 4/30/23 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized depreciation
U.S. Treasury Note 2 yr (Short)	701	$144,521,007	$144,521,007	Jun-23	$(1,282,780)
U.S. Treasury Note Ultra 10 yr (Short)	31	3,765,047	3,765,047	Jun-23	(125,148)

Unrealized appreciation					—

Unrealized (depreciation)					(1,407,928)

Total					$(1,407,928)

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/23 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
(1.39)/US SOFR/Dec-26 (Purchased)	Dec-24/1.39		$95,706,500	$(1,100,625)	$1,824,163
1.39/US SOFR/Dec-26 (Purchased)	Dec-24/1.39		95,706,500	(1,100,625)	(614,436)
3.63/US SOFR/Mar-26 (Written)	Mar-24/3.63		66,745,900	830,986	360,428
(3.63)/US SOFR/Mar-26 (Written)	Mar-24/3.63		66,745,900	830,986	(300,357)
(0.7988)/US SOFR/Apr-34 (Written)	Apr-24/0.7988		65,015,900	80,281	(65)
1.8838/US SOFR/Apr-34 (Purchased)	Apr-24/1.8838		32,507,900	(237,767)	19,505
3.1625/US SOFR/Mar-37 (Written)	Mar-27/3.1625		32,086,300	2,213,955	304,499
(3.1625)/US SOFR/Mar-37 (Written)	Mar-27/3.1625		32,086,300	2,213,955	10,268
3.095/US SOFR/Mar-36 (Written)	Mar-26/3.095		31,418,700	2,079,918	384,879
(3.095)/US SOFR/Mar-36 (Written)	Mar-26/3.095		31,418,700	2,079,918	124,104
(1.0035)/US SOFR/Mar-34 (Written)	Mar-24/1.0035		16,254,000	24,623	975
3.03/US SOFR/Mar-36 (Purchased)	Mar-26/3.03		15,450,300	(988,047)	(73,852)
(3.03)/US SOFR/Mar-36 (Purchased)	Mar-26/3.03		15,450,300	(988,047)	(123,602)
2.063/US SOFR/Apr-56 (Purchased)	Apr-26/2.063		14,707,300	(696,531)	31,915
(2.063)/US SOFR/Apr-56 (Purchased)	Apr-26/2.063		14,707,300	(3,080,135)	(161,780)
(2.558)/US SOFR/Dec-57 (Purchased)	Dec-27/2.558		14,076,200	(2,080,462)	21,959
2.558/US SOFR/Dec-57 (Purchased)	Dec-27/2.558		14,076,200	(2,080,462)	(483,940)
(2.47)/US SOFR/Dec-57 (Purchased)	Dec-27/2.47		11,414,100	(1,694,994)	104,325
2.47/US SOFR/Dec-57 (Purchased)	Dec-27/2.47		11,414,100	(1,694,994)	(478,365)
2.0035/US SOFR/Mar-34 (Purchased)	Mar-24/2.0035		11,377,800	(88,363)	6,144
3.073/US SOFR/Jun-37 (Written)	Jun-27/3.073		10,783,700	784,514	87,671
(3.073)/US SOFR/Jun-37 (Written)	Jun-27/3.073		10,783,700	784,514	72,359
0.6385/US SOFR/Mar-40 (Purchased)	Mar-30/0.6385		9,326,800	(91,188)	5,876
(0.6385)/US SOFR/Mar-40 (Purchased)	Mar-30/0.6385		9,326,800	(2,161,324)	(42,250)
(3.17)/US SOFR/Dec-35 (Purchased)	Dec-25/3.17		9,143,300	(475,452)	(37,213)
2.67/US SOFR/Dec-35 (Purchased)	Dec-25/2.67		9,143,300	(466,308)	(76,987)
3.343/US SOFR/Dec-35 (Purchased)	Dec-25/3.343		9,049,800	(586,880)	73,484
(3.343)/US SOFR/Dec-35 (Purchased)	Dec-25/3.343		9,049,800	(586,880)	(186,516)
(3.18)/US SOFR/Dec-35 (Purchased)	Dec-25/3.18		8,869,000	(447,885)	(26,784)
2.68/US SOFR/Dec-35 (Purchased)	Dec-25/2.68		8,869,000	(447,885)	(67,493)
3.03/US SOFR/Feb-33 (Written)	Feb-28/3.03		6,860,600	260,703	(6,449)
(3.03)/US SOFR/Feb-33 (Written)	Feb-28/3.03		6,860,600	260,703	(24,218)
0.5644/US SOFR/Mar-40 (Purchased)	Mar-30/0.5644		4,749,700	(43,455)	2,897
(0.5644)/US SOFR/Mar-40 (Purchased)	Mar-30/0.5644		4,749,700	(1,127,760)	(21,516)
0.9876/US SOFR/Mar-50 (Purchased)	Mar-30/0.9876		4,687,800	(101,827)	938
(0.9876)/US SOFR/Mar-50 (Purchased)	Mar-30/0.9876		4,687,800	(1,513,967)	(33,049)
(3.101)/US SOFR/Jun-39 (Written)	Jun-29/3.101		4,270,400	333,518	26,135
3.101/US SOFR/Jun-39 (Written)	Jun-29/3.101		4,270,400	333,518	17,551
(1.405)/US SOFR/Dec-58 (Purchased)	Dec-28/1.405		2,121,700	(325,416)	274,315
1.405/US SOFR/Dec-58 (Purchased)	Dec-28/1.405		2,121,700	(325,416)	(197,488)
Barclays Bank PLC
(3.09)/US SOFR/Dec-42 (Purchased)	Dec-32/3.09		16,333,000	(1,328,690)	980
3.09/US SOFR/Dec-42 (Purchased)	Dec-32/3.09		16,333,000	(1,328,690)	(66,639)
Citibank, N.A.
2.703/US SOFR/Jul-33 (Purchased)	Jul-23/2.703		65,311,700	(728,033)	(397,095)
2.643/US SOFR/Jul-33 (Purchased)	Jul-23/2.643		65,311,700	(728,033)	(454,569)
(3.166)/US SOFR/Jul-28 (Purchased)	Jul-23/3.166		43,374,700	(540,557)	7,807
3.166/US SOFR/Jul-28 (Purchased)	Jul-23/3.166		43,374,700	(540,557)	(52,483)
(2.25)/US SOFR/Jan-34 (Written)	Jan-24/2.25		22,859,100	297,745	80,921
(1.887)/US SOFR/Jan-35 (Written)	Jan-25/1.887		22,859,100	392,831	75,435
(2.311)/US SOFR/Jan-34 (Written)	Jan-24/2.311		22,859,100	297,745	58,062
(1.947)/US SOFR/Jan-35 (Written)	Jan-25/1.947		22,859,100	392,831	51,890
2.394/US SOFR/Sep-33 (Purchased)	Sep-23/2.394		21,969,300	(265,829)	(113,581)
(1.826)/US SOFR/Jan-42 (Purchased)	Jan-32/1.826		14,768,300	(1,090,639)	806,792
1.826/US SOFR/Jan-42 (Purchased)	Jan-32/1.826		14,768,300	(1,090,639)	(484,843)
(3.20)/US SOFR/Jul-33 (Purchased)	Jul-23/3.20		10,847,100	(171,927)	(9,871)
3.39/US SOFR/Jul-33 (Written)	Jul-23/3.39		10,847,100	103,047	3,580
3.58/US SOFR/Jul-33 (Written)	Jul-23/3.58		10,847,100	61,828	3,580
2.14/US SOFR/Jun-41 (Purchased)	Jun-31/2.14		4,617,700	(179,167)	(3,371)
(2.14)/US SOFR/Jun-41 (Purchased)	Jun-31/2.14		4,617,700	(595,868)	(11,406)
1.34/US SOFR/Jan-61 (Purchased)	Jan-41/1.34		4,450,300	(371,600)	(13,173)
(1.34)/US SOFR/Jan-61 (Purchased)	Jan-41/1.34		4,450,300	(1,040,302)	(13,573)
2.403/US SOFR/Nov-49 (Purchased)	Nov-24/2.403		2,064,000	(83,592)	(1,692)
(2.403)/US SOFR/Nov-49 (Purchased)	Nov-24/2.403		2,064,000	(275,007)	(6,502)
(0.055)/3 month EUR-EURIBOR/Mar-25 (Written)	Mar-24/0.055	EUR	219,158,200	703,152	659,269
0.555/3 month EUR-EURIBOR/Mar-25 (Purchased)	Mar-24/0.555	EUR	109,579,100	(691,234)	(650,817)
3.18/6 month EUR-EURIBOR/Mar-29 (Purchased)	Mar-24/3.18	EUR	28,513,100	(623,805)	248,521
(3.18)/6 month EUR-EURIBOR/Mar-29 (Purchased)	Mar-24/3.18	EUR	28,513,100	(623,805)	(190,082)
Deutsche Bank AG
(2.98)/US SOFR/Mar-35 (Written)	Mar-30/2.98		$24,708,300	1,143,994	107,975
2.98/US SOFR/Mar-35 (Written)	Mar-30/2.98		24,708,300	1,143,994	1,483
3.19/US SOFR/Mar-38 (Written)	Mar-28/3.19		10,227,100	712,318	46,636
(3.19)/US SOFR/Mar-38 (Written)	Mar-28/3.19		10,227,100	712,318	(28,329)
2.818/3 month EUR-EURIBOR/Mar-29 (Written)	Mar-28/2.818	EUR	40,707,100	393,060	(2,691)
(2.818)/3 month EUR-EURIBOR/Mar-29 (Written)	Mar-28/2.818	EUR	40,707,100	393,060	(25,567)
Goldman Sachs International
(2.40)/US SOFR/May-57 (Purchased)	May-27/2.40		$12,168,600	(1,569,749)	361,772
2.40/US SOFR/May-57 (Purchased)	May-27/2.40		12,168,600	(1,569,749)	(442,329)
3.123/US SOFR/Jul-33 (Purchased)	Jul-23/3.123		6,573,200	(130,149)	3,681
(3.123)/US SOFR/Jul-33 (Purchased)	Jul-23/3.123		6,573,200	(130,149)	(13,212)
2.525/US SOFR/Mar-47 (Purchased)	Mar-27/2.525		1,629,100	(95,873)	7,706
(2.525)/US SOFR/Mar-47 (Purchased)	Mar-27/2.525		1,629,100	(229,703)	(11,762)
2.85/3 month EUR-EURIBOR/Mar-29 (Purchased)	Mar-28/2.85	EUR	40,603,400	(381,932)	31,766
(2.85)/3 month EUR-EURIBOR/Mar-29 (Purchased)	Mar-28/2.85	EUR	40,603,400	(381,932)	(2,237)
3.18/6 month EUR-EURIBOR/Sep-33 (Purchased)	Sep-23/3.18	EUR	1,471,300	(41,441)	10,003
(3.18)/6 month EUR-EURIBOR/Sep-33 (Purchased)	Sep-23/3.18	EUR	1,471,300	(41,441)	(20,411)
JPMorgan Chase Bank N.A.
(3.0175)/US SOFR/Dec-42 (Purchased)	Dec-32/3.0175		$28,152,400	(2,371,840)	1,971
3.0175/US SOFR/Dec-42 (Purchased)	Dec-32/3.0175		28,152,400	(2,371,840)	(243,237)
(1.70)/US SOFR/Jan-29 (Written)	Jan-24/1.70		22,135,000	472,306	374,746
1.70/US SOFR/Jan-29 (Written)	Jan-24/1.70		22,135,000	472,306	(887,392)
(3.115)/US SOFR/Mar-43 (Written)	Mar-33/3.115		19,558,800	1,650,763	95,643
3.115/US SOFR/Mar-43 (Written)	Mar-33/3.115		19,558,800	1,650,763	54,178
3.1525/US SOFR/Mar-40 (Written)	Mar-30/3.1525		7,832,800	620,749	31,645
(3.1525)/US SOFR/Mar-40 (Written)	Mar-30/3.1525		7,832,800	620,749	30,626
(2.317)/US SOFR/Apr-42 (Written)	Apr-32/2.317		4,718,700	399,674	143,826
2.317/US SOFR/Apr-42 (Written)	Apr-32/2.317		4,718,700	399,674	(115,327)
3.187/US SOFR/Jan-36 (Purchased)	Jan-26/3.187		4,077,500	(263,203)	3,588
(3.187)/US SOFR/Jan-36 (Purchased)	Jan-26/3.187		4,077,500	(263,203)	(63,201)
(1.81)/US SOFR/Jan-37 (Written)	Jan-27/1.81		3,636,400	214,911	122,510
1.81/US SOFR/Jan-37 (Written)	Jan-27/1.81		3,636,400	214,911	(216,257)
(3.0925)/US SOFR/Mar-43 (Written)	Mar-33/3.0925		2,852,600	239,618	15,318
3.0925/US SOFR/Mar-43 (Written)	Mar-33/3.0925		2,852,600	239,618	5,249
(4.178)/6 month AUD-BBR-BBSW/Apr-40 (Purchased)	Apr-33/4.178	AUD	14,070,900	(504,308)	(13,035)
4.178/6 month AUD-BBR-BBSW/Apr-40 (Purchased)	Apr-33/4.178	AUD	14,070,900	(504,308)	(20,670)
(3.315)/6 month AUD-BBR-BBSW/May-52 (Purchased)	May-32/3.315	AUD	9,928,600	(834,904)	14,256
3.315/6 month AUD-BBR-BBSW/May-52 (Purchased)	May-32/3.315	AUD	9,928,600	(834,904)	(182,311)
4.344/6 month AUD-BBR-BBSW/Mar-33 (Purchased)	Mar-28/4.344	AUD	9,795,400	(244,469)	16,852
(4.344)/6 month AUD-BBR-BBSW/Mar-33 (Purchased)	Mar-28/4.344	AUD	9,795,400	(244,469)	(32,667)
4.12/6 month AUD-BBR-BBSW/Jan-43 (Purchased)	Jan-33/4.12	AUD	6,533,800	(340,868)	(14,397)
(4.12)/6 month AUD-BBR-BBSW/Jan-43 (Purchased)	Jan-33/4.12	AUD	6,533,800	(340,868)	(24,600)
(2.495)/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	5,302,300	(329,739)	403,200
2.495/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	5,302,300	(329,739)	(210,161)
(1.445)/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	4,317,900	(161,857)	373,687
1.445/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	4,317,900	(161,857)	(125,943)
(1.692)/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	3,098,200	(96,660)	277,068
1.692/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	3,098,200	(96,660)	(84,689)
(1.441)/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	2,068,300	(122,324)	323,016
1.441/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	2,068,300	(122,324)	(106,217)
Morgan Stanley & Co. International PLC
2.22/US SOFR/Nov-49 (Purchased)	Nov-24/2.22		$2,064,000	(50,568)	11,579
(2.22)/US SOFR/Nov-49 (Purchased)	Nov-24/2.22		2,064,000	(344,275)	(26,564)
(2.3825)/US SOFR/Jul-56 (Purchased)	Jul-26/2.3825		953,100	(120,805)	26,258
2.3825/US SOFR/Jul-56 (Purchased)	Jul-26/2.3825		953,100	(120,805)	(44,081)
Toronto-Dominion Bank
2.118/US SOFR/Mar-41 (Purchased)	Mar-31/2.118		1,584,500	(52,764)	4,484
(2.118)/US SOFR/Mar-41 (Purchased)	Mar-31/2.118		1,584,500	(210,086)	(7,320)
UBS AG
(2.00)/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	4,626,600	(246,251)	157,541
2.00/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	4,626,600	(246,251)	(87,679)
(2.70)/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	2,202,100	(133,708)	26,928
2.70/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	2,202,100	(133,708)	(31,663)
(0.44)/6 month EUR-EURIBOR/Feb-41 (Purchased)	Feb-31/0.44	EUR	4,644,000	(364,332)	666,518
0.44/6 month EUR-EURIBOR/Feb-41 (Purchased)	Feb-31/0.44	EUR	4,644,000	(364,332)	(203,410)
(1.325)/6 month EUR-EURIBOR/Apr-49 (Purchased)	Apr-29/1.325	EUR	3,146,000	(436,172)	314,696
1.325/6 month EUR-EURIBOR/Apr-49 (Purchased)	Apr-29/1.325	EUR	3,146,000	(436,172)	(236,455)
(0.296)/6 month EUR-EURIBOR/Jan-51 (Purchased)	Jan-31/0.296	EUR	1,548,000	(234,237)	316,978
0.296/6 month EUR-EURIBOR/Jan-51 (Purchased)	Jan-31/0.296	EUR	1,548,000	(234,237)	(134,549)

Unrealized appreciation					10,134,610

Unrealized (depreciation)					(9,084,420)

Total					$1,050,190

TBA SALE COMMITMENTS OUTSTANDING at 4/30/23 (proceeds receivable $164,807,910) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 3.50%, 5/1/53	$1,000,000	5/18/23	$939,016
Uniform Mortgage-Backed Securities, 5.00%, 5/1/53	70,000,000	5/11/23	69,600,783
Uniform Mortgage-Backed Securities, 4.50%, 5/1/53	65,000,000	5/11/23	63,512,059
Uniform Mortgage-Backed Securities, 4.00%, 5/1/53	4,000,000	5/11/23	3,823,750
Uniform Mortgage-Backed Securities, 3.00%, 5/1/53	13,000,000	5/11/23	11,682,230
Uniform Mortgage-Backed Securities, 2.50%, 5/1/53	9,000,000	5/11/23	7,789,927
Uniform Mortgage-Backed Securities, 2.00%, 5/1/53	9,000,000	5/11/23	7,480,760

Total			$164,828,525

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/23 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$8,725,000	$1,342,603		$365,462	9/1/32	3 month USD-LIBOR-ICE — Quarterly	1.512% — Semiannually	$(1,028,518)
		26,548,000	745,999		1,283	12/23/23	0.695% — Annually	US SOFR — Annually	1,115,449
		17,960,000	1,468,410		1,544	12/23/26	1.085% — Annually	US SOFR — Annually	1,693,923
		8,583,000	1,207,886		1,037	12/23/31	1.285% — Annually	US SOFR — Annually	1,309,805
		4,489,000	1,326,185		(7,993)	12/23/51	US SOFR — Annually	1.437% — Annually	(1,384,496)
		39,725,000	1,115,478		(4,042)	12/24/23	0.697% — Annually	US SOFR — Annually	1,641,804
		6,991,000	569,207		(936)	12/24/26	1.096% — Annually	US SOFR — Annually	652,000
		9,943,000	1,399,577		(4,439)	12/24/31	1.285% — Annually	US SOFR — Annually	1,507,749
		17,998,000	5,323,988		(9,727)	12/24/51	1.435% — Annually	US SOFR — Annually	5,508,802
		8,125,000	2,265,006		(1,324)	12/31/51	1.525% — Annually	US SOFR — Annually	2,347,703
		3,304,000	265,476		(438)	12/31/26	US SOFR — Annually	1.135% — Annually	(304,448)
		867,000	117,695		15,612	12/31/31	US SOFR — Annually	1.355% — Annually	(111,548)
		2,215,200	147,466	(E)	(49)	1/15/47	1.724% — Annually	US SOFR — Annually	147,417
		5,869,000	1,466,135		(200)	1/21/52	1.679% — Annually	US SOFR — Annually	1,513,049
		3,669,000	953,316		(125)	1/19/52	US SOFR — Annually	1.626% — Annually	(984,547)
		2,384,000	606,752		(81)	2/1/52	1.6545% — Annually	US SOFR — Annually	624,358
		8,865,400	1,911,558		(302)	2/24/52	US SOFR — Annually	1.86% — Annually	(1,958,059)
		4,600,000	1,072,720		(157)	2/29/52	1.7674% — Annually	US SOFR — Annually	1,095,874
		4,617,000	496,928		(61)	2/29/32	US SOFR — Annually	1.75% — Annually	(520,525)
		30,452,000	1,930,352		(246)	2/28/27	1.675% — Annually	US SOFR — Annually	2,089,284
		48,806,000	1,377,305		(185)	2/29/24	US SOFR — Annually	1.47709% — Annually	(1,649,222)
		4,119,800	466,279		(55)	3/7/32	3 month USD-LIBOR-ICE — Quarterly	1.9575% — Semiannually	(485,607)
		3,014,000	66,700		(11)	4/7/24	US SOFR — Annually	2.4485% — Annually	(71,466)
		605,000	21,441		(5)	4/7/27	2.469% — Annually	US SOFR — Annually	22,383
		682,000	43,566		(9)	4/7/23	2.3305% — Annually	US SOFR — Annually	44,687
		272,000	46,218		(9)	4/7/52	US SOFR — Annually	2.1005% — Annually	(46,720)
		12,716,000	649,279		(169)	4/14/32	2.4975% — Annually	US SOFR — Annually	662,965
		11,082,000	1,378,158		(378)	4/14/52	US SOFR — Annually	2.3395% — Annually	(1,391,437)
		3,170,000	110,855		(26)	4/14/27	2.483% — Annually	US SOFR — Annually	114,305
		3,773,000	86,213		(14)	4/14/24	US SOFR — Annually	2.403% — Annually	(90,507)
		32,580,000	898,231		(308)	5/2/27	US SOFR — Annually	2.685% — Annually	(1,042,824)
		56,004,900	1,264,031		(211)	5/25/24	2.5945% — Annually	US SOFR — Annually	1,630,016
		2,330,000	217,669		(79)	5/25/52	US SOFR — Annually	2.501% — Annually	(231,059)
		1,622,500	107,117	(E)	(55)	5/28/57	2.40% — Annually	US SOFR — Annually	107,062
		4,472,000	140,510		(59)	6/7/32	US SOFR — Annually	2.7565% — Annually	(156,181)
		3,899,000	273,944		(133)	6/7/52	US SOFR — Annually	2.622% — Annually	(295,677)
		3,515,900	646,363		(441,293)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-ICE — Quarterly	195,844
		63,314,000	955,408		(239)	6/15/24	US SOFR — Annually	3.3385% — Annually	(1,017,299)
		41,483,500	360,077		(336)	6/15/27	3.185% — Annually	US SOFR — Annually	456,737
		5,242,900	36,543		(74)	9/8/32	US SOFR — Annually	3.07% — Annually	(67,695)
		8,218,600	213,519		(116)	2/3/33	3.13% — Semiannually	3 month USD-LIBOR-ICE — Quarterly	246,535
		17,649,000	1,024,701		(234)	8/2/32	US SOFR — Annually	2.4275% — Annually	(1,196,208)
		1,683,100	58,437	(E)	(33)	4/1/42	US SOFR — Annually	2.63% — Annually	(58,470)
		2,286,900	101,904	(E)	(34)	3/24/35	US SOFR — Annually	2.39% — Annually	(101,939)
		4,997,900	369,345		(147)	8/10/42	2.645% — Annually	US SOFR — Annually	412,323
		8,470,900	674,707		(18,886)	8/10/42	US SOFR — Annually	2.605% — Annually	(764,941)
		3,473,200	283,378		(102)	8/10/42	2.5915% — Annually	US SOFR — Annually	313,902
		14,087,000	349,358	(E)	(132)	2/6/29	2.40% — Annually	US SOFR — Annually	349,225
		28,629,000	1,243,930		(378)	8/16/32	US SOFR — Annually	2.613% — Annually	(1,493,693)
		3,284,000	77,962	(E)	(73)	1/15/47	2.49% — Annually	US SOFR — Annually	77,889
		495,000	12,499		(7)	8/25/32	US SOFR — Annually	2.8415% — Annually	(16,069)
		2,067,000	26,065	(E)	(31)	2/21/35	2.785% — Annually	US SOFR — Annually	26,034
		33,327,700	485,585		(125)	9/6/24	US SOFR — Annually	3.413% — Annually	(607,670)
		16,345,300	18,470	(E)	(91)	1/15/27	US SOFR — Annually	2.73% — Annually	(18,561)
		15,813,300	144,692		(209)	9/13/32	3.043% — Annually	US SOFR — Annually	241,179
		3,026,200	23,574	(E)	(59)	1/15/41	3.0500% — Annually	US SOFR — Annually	23,515
		1,671,800	20,246	(E)	(33)	1/15/42	2.9825% — Annually	US SOFR — Annually	20,213
		5,676,000	86,843		(193)	9/26/52	2.905% — Annually	US SOFR — Annually	127,135
		29,514,000	105,070		(277)	9/26/27	US SOFR — Annually	3.465% — Annually	(6,095)
		1,852,000	12,427		(24)	9/19/32	3.24% — Annually	US SOFR — Annually	(3,071)
		10,427,000	246,077		(138)	9/26/32	US SOFR — Annually	3.449% — Annually	205,759
		12,162,000	185,714		(98)	10/4/27	3.75% — Annually	US SOFR — Annually	(159,122)
		29,664,000	742,490		(392)	10/5/32	US SOFR — Annually	3.466% — Annually	625,234
		3,631,000	27,378	(E)	(54)	10/21/36	US SOFR — Annually	3.116% — Annually	27,323
		11,079,000	148,459	(E)	(156)	8/23/33	US SOFR — Annually	3.237% — Annually	148,302
		10,652,000	136,985	(E)	(150)	9/1/33	US SOFR — Annually	3.225% — Annually	136,835
		392,000	6,111		(6)	11/14/32	3.347% — Annually	US SOFR — Annually	(4,298)
		1,504,000	14,649		(51)	2/3/53	2.9275% — Annually	US SOFR — Annually	19,994
		85,713,000	329,138		(321)	10/7/24	US SOFR — Annually	4.1845% — Annually	(331,261)
		17,625,000	490,504		(233)	10/7/32	3.5005% — Annually	US SOFR — Annually	(430,527)
		171,426,000	644,562		39,251	10/7/24	4.19% — Annually	US SOFR — Annually	681,972
		79,885,000	1,159,930		(18,886)	10/7/27	US SOFR — Annually	3.73% — Annually	931,626
		142,776,000	3,967,745		(56,132)	10/7/32	3.50% — Annually	US SOFR — Annually	(3,461,681)
		35,250,000	1,008,150		(33,755)	10/7/32	US SOFR — Annually	3.51% — Annually	837,611
		41,362,000	526,125		27,701	10/7/52	US SOFR — Annually	3.05% — Annually	284,452
		17,014,000	99,192	(E)	(117)	4/8/28	3.44% — Annually	US SOFR — Annually	(99,309)
		45,937,000	194,314	(E)	(172)	1/31/25	US SOFR — Annually	4.035% — Annually	194,141
		1,529,000	41,084	(E)	(52)	1/16/55	2.97% — Annually	US SOFR — Annually	(41,136)
		34,655,000	245,011	(E)	(192)	1/16/26	US SOFR — Annually	3.605% — Annually	244,819
		5,908,000	311,883		(201)	10/20/52	US SOFR — Annually	3.2571% — Annually	282,454
		14,354,600	754,621	(E)	(488)	10/9/54	3.115% — Annually	US SOFR — Annually	(755,109)
		58,375,300	2,673,589	(E)	(823)	10/10/33	US SOFR — Annually	3.594% — Annually	2,672,766
		440,000	30,048		(15)	10/20/52	US SOFR — Annually	3.3375% — Annually	28,046
		1,730,900	99,648	(E)	(59)	1/24/55	3.135% — Annually	US SOFR — Annually	(99,707)
		6,648,400	197,192		(62)	4/13/28	3.965% — Annually	US SOFR — Annually	(198,902)
		2,198,600	108,281	(E)	(33)	4/4/35	3.5575% — Annually	US SOFR — Annually	(108,314)
		4,397,400	133,549	(E)	(49)	5/8/30	US SOFR — Annually	3.52% — Annually	133,500
		6,020,200	48,101	(E)	(52)	4/4/32	3.515% — Annually	US SOFR — Annually	(48,154)
		29,278,300	1,677,354	(E)	(413)	11/24/33	US SOFR — Annually	3.708% — Annually	1,676,941
		11,005,200	629,167	(E)	(155)	6/6/34	US SOFR — Annually	3.645% — Annually	629,012
		839,900	41,550	(E)	(13)	2/19/36	US SOFR — Annually	3.6145% — Annually	41,537
		622,500	30,664	(E)	(9)	3/3/36	US SOFR — Annually	3.614% — Annually	30,655
		7,089,000	652,542		(241)	10/24/52	US SOFR — Annually	3.4605% — Annually	623,457
		21,728,800	182,522	(E)	(81)	6/26/25	US SOFR — Annually	4.31% — Annually	182,440
		4,279,000	441,293		(145)	10/27/32	3.5176% — Annually	US SOFR — Annually	(425,891)
		9,838,700	618,559	(E)	(139)	12/4/33	US SOFR — Annually	3.77% — Annually	618,420
		3,219,500	96,939	(E)	(36)	3/24/32	US SOFR — Annually	3.64% — Annually	96,903
		7,996,800	388,485	(E)	(120)	6/28/37	US SOFR — Annually	3.70% — Annually	388,365
		1,817,500	73,918	(E)	(35)	6/20/40	US SOFR — Annually	3.75% — Annually	73,882
		21,332,000	488,716		(172)	11/1/27	3.9195% — Annually	US SOFR — Annually	(449,580)
		37,990,000	214,644		(142)	11/9/24	US SOFR — Annually	4.7655% — Annually	306,741
		27,451,300	1,623,744		(362)	11/14/32	3.88% — Annually	US SOFR — Annually	(1,565,033)
		13,300,000	321,594		(176)	11/21/32	3.4515% — Annually	US SOFR — Annually	(263,343)
		2,039,600	53,641		(27)	11/25/32	3.477% — Annually	US SOFR — Annually	(46,129)
		52,684,000	15,805		(198)	12/5/24	4.3515% — Annually	US SOFR — Annually	(3,915)
		4,100,000	5,371		(54)	12/9/32	3.14% — Annually	US SOFR — Annually	25,327
		3,043,800	155,142	(E)	(103)	12/10/57	2.47% — Annually	US SOFR — Annually	155,039
		3,519,000	126,156	(E)	(120)	12/13/57	2.558% — Annually	US SOFR — Annually	126,037
		3,560,000	146,743		(121)	12/29/52	US SOFR — Annually	3.1925% — Annually	129,815
		3,017,000	28,058		(24)	1/6/28	3.5615% — Annually	US SOFR — Annually	(18,181)
		15,031,000	97,100		(511)	1/18/53	US SOFR — Annually	2.9451% — Annually	(169,429)
		4,667,000	8,867		(62)	1/19/33	3.178% — Annually	US SOFR — Annually	10,101
		8,238,000	8,156		(109)	1/24/33	3.167% — Annually	US SOFR — Annually	24,229
		16,814,000	56,495		(222)	1/30/33	3.19529% — Annually	US SOFR — Annually	5,062
		1,200,000	20,124		(16)	2/10/33	US SOFR — Annually	3.3555% — Annually	16,568
		9,126,000	205,244		(120)	2/15/33	US SOFR — Annually	3.4235% — Annually	181,061
		20,000,000	463,800		(161)	2/21/28	3.855% — Annually	US SOFR — Annually	(431,663)
		9,800,000	323,400		(129)	2/21/33	US SOFR — Annually	3.5485% — Annually	301,688
		4,563,000	119,049		(37)	2/24/28	3.9195% — Annually	US SOFR — Annually	(112,536)
		3,049,000	121,259		(40)	2/24/33	US SOFR — Annually	3.629% — Annually	115,218
		5,862,000	234,128		(77)	2/24/33	US SOFR — Annually	3.631% — Annually	222,536
		7,986,000	254,514		(64)	2/28/28	4.0475% — Annually	US SOFR — Annually	(245,468)
		2,917,000	133,161		(39)	2/28/33	US SOFR — Annually	3.6985% — Annually	128,042
		19,949,000	1,005,230		(678)	3/7/53	3.235% — Annually	US SOFR — Annually	(968,087)
		12,314,000	106,270	(E)	(85)	6/24/28	3.254% — Annually	US SOFR — Annually	(106,355)
		2,231,000	97,673		(29)	3/2/33	3.676% — Annually	US SOFR — Annually	(93,843)
		6,140,000	182,849		(49)	3/2/28	US SOFR — Annually	3.998% — Annually	175,473
		2,178,000	56,367	(E)	(33)	2/4/36	3.3105% — Annually	US SOFR — Annually	(56,399)
		19,952,000	295,489	(E)	(223)	12/16/31	3.245% — Annually	US SOFR — Annually	(295,713)
		11,976,000	573,291		(158)	3/2/33	3.7245% — Annually	US SOFR — Annually	(553,985)
		423,000	31,095		(14)	3/6/53	3.354% — Annually	US SOFR — Annually	(30,208)
		4,007,000	220,145		(53)	3/6/33	US SOFR — Annually	3.808% — Annually	214,387
		4,575,000	164,746		(37)	3/6/28	4.1355% — Annually	US SOFR — Annually	(160,599)
		2,200,000	76,626		(18)	3/7/28	US SOFR — Annually	4.108% — Annually	74,532
		3,173,000	155,540		(42)	3/7/33	3.7375% — Annually	US SOFR — Annually	(150,791)
		534,000	28,099		(18)	3/7/53	US SOFR — Annually	3.2465% — Annually	26,874
		1,587,000	66,384		(21)	3/10/33	3.6515% — Annually	US SOFR — Annually	(63,923)
		3,645,000	159,469	(E)	(12,360)	6/21/33	US SOFR — Annually	3.635% — Annually	147,108
		2,131,100	87,780	(E)	(30)	8/9/33	3.575% — Annually	US SOFR — Annually	(87,810)
		1,692,200	4,789	(E)	(22)	2/9/38	3.31% — Annually	US SOFR — Annually	(4,811)
		807,600	11,500	(E)	(12)	2/9/38	3.275% — Annually	US SOFR — Annually	(11,512)
		11,180,200	470,575	(E)	(158)	5/11/33	3.64% — Annually	US SOFR — Annually	(470,732)
		28,297,400	915,421	(E)	(266)	5/11/28	US SOFR — Annually	3.997% — Annually	915,155
		14,261,000	252,705		(115)	3/14/28	US SOFR — Annually	3.7185% — Annually	233,032
		747,000	17,390		(10)	3/14/33	3.4305% — Annually	US SOFR — Annually	(16,089)
		392,000	2,219		(13)	3/14/53	3.0045% — Annually	US SOFR — Annually	(1,321)
		1,931,000	13,034		(25)	3/15/33	3.234% — Annually	US SOFR — Annually	(9,236)
		12,172,000	130,119		(161)	3/15/33	3.28091% — Annually	US SOFR — Annually	(106,923)
		10,322,000	38,811		(83)	3/17/28	US SOFR — Annually	3.404% — Annually	21,261
		1,020,000	1,142		(35)	3/17/53	2.9695% — Annually	US SOFR — Annually	3,388
		1,736,000	7,048		(23)	3/20/33	3.2019% — Annually	US SOFR — Annually	(3,890)
		1,809,000	8,647		(24)	3/20/33	US SOFR — Annually	3.2105% — Annually	5,327
		209,937,000	1,274,318	(E)	1,205,066	6/21/25	4.20% — Annually	US SOFR — Annually	(69,251)
		132,709,000	3,431,855	(E)	2,820,920	6/21/28	3.80% — Annually	US SOFR — Annually	(610,935)
		96,957,000	2,311,455	(E)	1,445,818	6/21/33	3.40% — Annually	US SOFR — Annually	(865,637)
		2,839,000	84,687	(E)	113,408	6/21/53	US SOFR — Annually	2.80% — Annually	28,721
		167,390,000	1,287,229	(E)	215,444	6/21/28	US SOFR — Annually	3.40% — Annually	1,502,672
		90,490,000	142,069	(E)	1,351,996	6/21/33	US SOFR — Annually	3.10% — Annually	1,209,926
		2,413,500	2,872		(19)	3/21/28	US SOFR — Annually	3.2915% — Annually	(6,975)
		1,475,000	15,030		(50)	3/22/53	US SOFR — Annually	2.9225% — Annually	(18,126)
		2,679,500	7,637		(35)	3/22/33	3.1875% — Annually	US SOFR — Annually	(2,928)
		4,695,000	1,080		(38)	3/22/28	US SOFR — Annually	3.323% — Annually	(6,564)
		6,850,000	67,130		(55)	3/23/28	3.5365% — Annually	US SOFR — Annually	(57,918)
		3,864,000	37,944		(31)	3/23/28	3.537% — Annually	US SOFR — Annually	(32,750)
		1,005,000	1,397		(34)	3/24/53	US SOFR — Annually	2.982% — Annually	(556)
		452,000	59		(15)	3/24/53	2.9755% — Annually	US SOFR — Annually	792
		1,244,000	15,090		(16)	3/24/33	US SOFR — Annually	3.2975% — Annually	13,112
		520,000	4,186		(18)	3/24/53	2.9335% — Annually	US SOFR — Annually	5,188
		5,594,000	56		(45)	3/24/28	US SOFR — Annually	3.317% — Annually	(8,804)
		1,547,000	2,583		(20)	3/24/33	3.17535% — Annually	US SOFR — Annually	37
		6,530,000	3,396		(53)	3/27/28	US SOFR — Annually	3.3045% — Annually	(12,959)
		6,530,000	17,174		(53)	3/27/28	US SOFR — Annually	3.2575% — Annually	(27,036)
		2,249,000	9,086		(18)	3/27/28	US SOFR — Annually	3.226% — Annually	(12,551)
		6,530,000	4,571		(53)	3/27/28	3.3005% — Annually	US SOFR — Annually	14,055
		2,407,000	28,427		(19)	3/28/28	US SOFR — Annually	3.0525% — Annually	(32,474)
		1,583,000	20,389		(21)	3/28/33	3.001% — Annually	US SOFR — Annually	23,094
		13,453,900	94,446	(E)	(190)	6/13/33	3.041% — Annually	US SOFR — Annually	94,257
		35,283,000	250,156	(E)	(332)	6/13/28	3.086% — Annually	US SOFR — Annually	249,825
		10,444,000	78,957		(138)	4/4/33	US SOFR — Annually	3.064% — Annually	(88,619)
		1,135,800	125	(E)	(22)	3/27/40	US SOFR — Annually	3.1525% — Annually	103
		3,522,000	7,537		(28)	3/29/28	3.363% — Annually	US SOFR — Annually	(2,848)
		3,492,000	13,724		(46)	3/29/33	US SOFR — Annually	3.20% — Annually	8,478
		1,753,000	12,218		(23)	3/30/33	US SOFR — Annually	3.236% — Annually	9,728
		5,468,000	42,978		(72)	3/30/33	3.2465% — Annually	US SOFR — Annually	(35,398)
		35,436,000	13,820		(133)	3/31/25	4.081% — Annually	US SOFR — Annually	36,385
		6,336,000	55,630		(215)	3/31/53	US SOFR — Annually	3.0195% — Annually	45,565
		3,485,500	41,547	(E)	(49)	3/13/34	US SOFR — Annually	3.118% — Annually	41,498
		14,950,000	3,289		(56)	3/31/25	US SOFR — Annually	4.0905% — Annually	(12,799)
		5,841,000	57,067		(77)	3/31/33	US SOFR — Annually	3.269% — Annually	49,164
		7,794,000	52,220		(103)	4/4/33	US SOFR — Annually	3.2325% — Annually	42,846
		4,261,000	32,852		(56)	4/4/33	3.2445% — Annually	US SOFR — Annually	(27,879)
		14,691,000	4,848		(55)	4/4/25	US SOFR — Annually	4.113% — Annually	(2,968)
		5,664,000	26,451		(75)	4/4/33	US SOFR — Annually	3.2085% — Annually	19,542
		2,478,000	6,220		(33)	4/4/33	3.1830% — Annually	US SOFR — Annually	(3,215)
		1,634,000	5,441		(22)	4/5/33	3.114% — Annually	US SOFR — Annually	7,425
		11,761,000	15,289		(44)	4/5/25	US SOFR — Annually	4.02% — Annually	(22,073)
		6,264,000	11,025		(83)	4/5/33	US SOFR — Annually	3.1325% — Annually	(18,712)
		13,920,000	6,821		(52)	4/6/25	US SOFR — Annually	4.0635% — Annually	(14,211)
		1,472,000	12,689		(19)	4/6/33	3.0515% — Annually	US SOFR — Annually	14,474
		2,330,000	21,366		(31)	4/6/33	3.45% — Annually	US SOFR — Annually	24,202
		8,714,000	80,517	(E)	(123)	9/13/33	US SOFR — Annually	2.955% — Annually	(80,640)
		7,406,000	68,357		(60)	4/7/28	3.1075% — Annually	US SOFR — Annually	76,724
		1,849,000	22,983		(24)	4/7/33	3.0065% — Annually	US SOFR — Annually	25,187
		3,564,000	22,382		(13)	4/7/25	3.7505% — Annually	US SOFR — Annually	24,896
		1,123,000	15,958		(15)	4/7/33	2.9855% — Annually	US SOFR — Annually	17,312
		2,690,000	57,028		(91)	4/10/53	US SOFR — Annually	2.865% — Annually	(60,173)
		8,884,000	41,044		(33)	4/10/25	US SOFR — Annually	3.8355% — Annually	(46,132)
		4,127,000	54,807		(54)	4/10/33	US SOFR — Annually	2.9965% — Annually	(59,229)
		1,495,000	7,550		(20)	4/11/33	US SOFR — Annually	3.0935% — Annually	(8,993)
		3,356,000	23,257		(114)	4/13/53	2.938% — Annually	US SOFR — Annually	26,281
		3,200,000	22,176		(109)	4/14/53	US SOFR — Annually	2.938% — Annually	(25,106)
		4,809,000	18,996		(63)	4/17/33	3.1065% — Annually	US SOFR — Annually	22,106
		4,364,000	25,922		(58)	4/17/33	US SOFR — Annually	3.083% — Annually	(28,900)
		4,041,000	10,830	(E)	(57)	8/9/33	US SOFR — Annually	3.055% — Annually	(10,887)
		3,098,200	4,152		(29)	4/19/28	3.278% — Annually	US SOFR — Annually	5,698
		15,094,000	11,924		(57)	4/18/25	US SOFR — Annually	4.1125% — Annually	8,101
		8,389,000	50,586		(111)	4/18/33	US SOFR — Annually	3.224% — Annually	45,690
		2,452,000	31,165		(83)	4/19/53	3.0383% — Annually	US SOFR — Annually	(29,806)
		4,917,000	50,743		(65)	4/20/33	3.2745% — Annually	US SOFR — Annually	(48,512)
		2,237,000	24,696		(30)	4/20/33	US SOFR — Annually	3.283% — Annually	23,628
		6,359,000	71,857		(84)	4/20/33	US SOFR — Annually	3.286% — Annually	68,825
		10,962,000	41,875		(41)	4/21/25	US SOFR — Annually	4.2675% — Annually	40,205
		4,913,000	73,498		(65)	4/21/33	US SOFR — Annually	3.329% — Annually	71,423
		4,910,000	25,974		(40)	4/24/28	US SOFR — Annually	3.422% — Annually	24,617
		3,442,000	20,583		(45)	4/26/33	US SOFR — Annually	3.223% — Annually	19,783
		6,261,000	33,559		(83)	5/1/33	3.214% — Annually	US SOFR — Annually	(33,642)
		3,017,500	7,242	(E)	(40)	5/11/33	US SOFR — Annually	3.173% — Annually	7,202
	AUD	177,000	20,681	(E)	(2)	1/30/35	1.692% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	20,679
	AUD	596,700	76,729	(E)	(6)	3/5/35	1.47% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	76,723
	AUD	221,500	29,291	(E)	(2)	3/25/35	1.4025% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	29,289
	AUD	345,400	41,964	(E)	(4)	3/28/40	1.445% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	41,960
	AUD	1,289,300	172,034	(E)	(15)	4/1/40	1.1685% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	172,018
	AUD	82,700	17,669	(E)	(2)	7/2/45	1.441% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	17,668
	AUD	4,100,000	343,923		(45)	4/6/31	6 month AUD-BBR-BBSW — Semiannually	1.87% — Semiannually	(347,496)
	AUD	3,287,400	433,728		571,992	11/24/42	6 month AUD-BBR-BBSW — Semiannually	2.50% — Semiannually	127,342
	AUD	4,358,000	26,270	(E)	(1,524)	6/21/25	3.94% — Quarterly	3 month AUD-BBR-BBSW — Quarterly	(27,794)
	AUD	7,655,000	174,348	(E)	1,951	6/21/33	6 month AUD-BBR-BBSW — Semiannually	4.22% — Semiannually	176,299
	CAD	5,288,000	112,290	(E)	44,341	6/21/33	3.62% — Semiannually	3 month CAD-BA-CDOR — Semiannually	(67,949)
	CAD	4,196,000	2,292	(E)	(15,330)	6/21/25	3 month CAD-BA-CDOR — Semiannually	4.14% — Semiannually	(13,039)
	EUR	1,144,400	181,813	(E)	(44)	11/29/58	1.484% — Annually	6 month EUR-EURIBOR — Semiannually	181,769
	EUR	1,556,300	423,320		(60)	2/19/50	6 month EUR-EURIBOR — Semiannually	1.354% — Annually	(429,240)
	EUR	1,719,000	499,833		(66)	3/11/50	1.267% — Annually	6 month EUR-EURIBOR — Semiannually	505,390
	EUR	1,739,200	525,675		(66)	3/12/50	1.2115% — Annually	6 month EUR-EURIBOR — Semiannually	531,438
	EUR	2,008,000	646,239		(77)	3/26/50	1.113% — Annually	6 month EUR-EURIBOR — Semiannually	650,716
	EUR	1,798,800	335,411	(E)	(68)	11/29/58	6 month EUR-EURIBOR — Semiannually	1.343% — Annually	(335,479)
	EUR	2,077,000	694,833		(79)	2/19/50	1.051% — Annually	6 month EUR-EURIBOR — Semiannually	703,913
	EUR	1,655,300	520,398	(E)	(63)	6/7/54	1.054% — Annually	6 month EUR-EURIBOR — Semiannually	520,335
	EUR	1,510,500	551,306		(58)	2/19/50	0.9035% — Annually	6 month EUR-EURIBOR — Semiannually	558,383
	EUR	904,900	349,666		(35)	2/21/50	0.80% — Annually	6 month EUR-EURIBOR — Semiannually	354,091
	EUR	3,288,600	1,423,538	(E)	(125)	8/8/54	0.49% — Annually	6 month EUR-EURIBOR — Semiannually	1,423,413
	EUR	2,023,200	1,009,211	(E)	(76)	6/6/54	6 month EUR-EURIBOR — Semiannually	0.207% — Annually	(1,009,287)
	EUR	2,735,100	1,376,767		(102)	2/19/50	0.233% — Annually	6 month EUR-EURIBOR — Semiannually	1,393,487
	EUR	11,076,900	4,748,115		(418)	2/19/50	6 month EUR-EURIBOR — Semiannually	0.595% — Annually	(4,805,028)
	EUR	1,285,600	671,498	(E)	(48)	3/4/54	0.134% — Annually	6 month EUR-EURIBOR — Semiannually	671,450
	EUR	585,600	351,751	(E)	(23)	3/13/54	—	0.2275% plus 6 month EUR-EURIBOR — Semiannually	351,728
	EUR	3,783,300	787,782	(E)	(80)	5/13/40	6 month EUR-EURIBOR — Semiannually	0.276% — Annually	(787,862)
	EUR	1,853,200	378,329	(E)	(40)	6/24/40	0.315% — Annually	6 month EUR-EURIBOR — Semiannually	378,289
	EUR	2,522,800	524,395	(E)	(58)	1/16/40	0.315% — Annually	6 month EUR-EURIBOR — Semiannually	524,337
	EUR	863,600	177,959	(E)	(20)	3/28/40	0.3175% — Annually	6 month EUR-EURIBOR — Semiannually	177,939
	EUR	2,373,100	1,074,209		(97)	5/21/51	6 month EUR-EURIBOR — Semiannually	0.516% — Annually	(1,088,484)
	EUR	2,436,000	540,013		(42)	6/14/31	0.171% — Annually	6 month EUR-EURIBOR — Semiannually	561,564
	EUR	2,079,900	481,401		(36)	7/15/31	0.0675% — Annually	6 month EUR-EURIBOR — Semiannually	498,925
	EUR	694,000	341,110		(28)	9/14/52	6 month EUR-EURIBOR — Semiannually	0.374% — Annually	(342,907)
	EUR	6,666,000	1,354,100		(107)	3/7/32	6 month EUR-EURIBOR — Semiannually	0.60% — Annually	(1,384,879)
	EUR	4,368,900	21,712	(E)	(69)	2/2/36	2.875% — Annually	6 month EUR-EURIBOR — Semiannually	21,642
	EUR	7,340,100	245,634		(109)	9/8/32	2.615% — Annually	6 month EUR-EURIBOR — Semiannually	155,494
	EUR	27,208,300	972,278	(E)	(103)	6/28/25	1.718% — Annually	6 month EUR-EURIBOR — Semiannually	972,175
	EUR	2,398,000	509,895		(83)	8/29/52	6 month EUR-EURIBOR — Semiannually	1.636% — Annually	(496,704)
	EUR	8,996,400	487,131	(E)	(102)	9/12/29	1.71% — Annually	6 month EUR-EURIBOR — Semiannually	487,029
	EUR	29,124,000	2,197,321		(279)	9/2/27	6 month EUR-EURIBOR — Semiannually	1.372% — Annually	(2,090,573)
	EUR	1,052,700	113,120	(E)	(36)	6/6/54	2.005% — Annually	6 month EUR-EURIBOR — Semiannually	113,084
	EUR	1,555,000	146,706	(E)	(53)	6/7/54	2.065% — Annually	6 month EUR-EURIBOR — Semiannually	146,653
	EUR	4,115,000	127,052	(E)	(61)	2/18/36	6 month EUR-EURIBOR — Semiannually	3.285% — Annually	126,991
	EUR	1,052,700	13,838	(E)	(20)	8/22/39	6 month EUR-EURIBOR — Semiannually	3.14% — Annually	13,818
	EUR	24,170,900	221,861	(E)	(164)	6/26/28	6 month EUR-EURIBOR — Semiannually	3.26% — Annually	221,696
	EUR	1,925,300	19,645	(E)	(37)	3/28/40	6 month EUR-EURIBOR — Semiannually	3.09% — Annually	19,608
	EUR	7,366,000	54,300		(63)	2/24/28	3.206% — Annually	6 month EUR-EURIBOR — Semiannually	(54,762)
	EUR	5,019,000	50,161		(70)	2/24/33	6 month EUR-EURIBOR — Semiannually	3.095% — Annually	49,243
	EUR	3,409,000	34,408		(48)	2/24/33	3.096% — Annually	6 month EUR-EURIBOR — Semiannually	(33,887)
	EUR	9,655,000	172,881		(82)	3/2/28	3.4215% — Annually	6 month EUR-EURIBOR — Semiannually	(175,090)
	EUR	5,882,000	157,951		(82)	3/2/33	6 month EUR-EURIBOR — Semiannually	3.2755% — Annually	157,641
	EUR	618,000	21,566		(22)	3/2/53	2.7465% — Annually	6 month EUR-EURIBOR — Semiannually	(20,985)
	EUR	5,924,000	99,220		(51)	3/2/28	3.398% — Annually	6 month EUR-EURIBOR — Semiannually	(100,329)
	EUR	1,051,000	17,869		(15)	3/10/33	3.176% — Annually	6 month EUR-EURIBOR — Semiannually	(17,384)
	EUR	4,393,000	94,102	(E)	35,334	6/21/33	3.22% — Annually	6 month EUR-EURIBOR — Semiannually	(58,767)
	EUR	5,461,000	50,426	(E)	(5,336)	6/21/25	3.875% — Annually	6 month EUR-EURIBOR — Semiannually	(55,762)
	EUR	22,548,200	392,316		(224)	4/13/28	6 month EUR-EURIBOR — Semiannually	3.395% — Annually	392,786
	EUR	3,708,600	75,723		(55)	4/13/33	3.203% — Annually	6 month EUR-EURIBOR — Semiannually	(75,501)
	EUR	9,687,000	70,983		(82)	3/14/28	6 month EUR-EURIBOR — Semiannually	3.214% — Annually	66,486
	EUR	3,683,000	20,251		(51)	3/14/33	3.0525% — Annually	6 month EUR-EURIBOR — Semiannually	(17,779)
	EUR	303,000	2,160		(11)	3/14/53	2.5595% — Annually	6 month EUR-EURIBOR — Semiannually	2,569
	EUR	6,515,000	144		(56)	3/17/28	6 month EUR-EURIBOR — Semiannually	3.075% — Annually	(490)
	EUR	5,333,000	32,379		(46)	3/22/28	6 month EUR-EURIBOR — Semiannually	2.909% — Annually	(33,840)
	EUR	4,630,000	1,480		(40)	3/23/28	3.021% — Annually	6 month EUR-EURIBOR — Semiannually	2,269
	EUR	3,963,000	19,520		(34)	3/24/28	3.14% — Annually	6 month EUR-EURIBOR — Semiannually	(19,492)
	EUR	1,114,000	4,174		(16)	3/24/33	6 month EUR-EURIBOR — Semiannually	3.0215% — Annually	3,992
	EUR	1,874,000	165		(16)	3/27/28	6 month EUR-EURIBOR — Semiannually	3.045% — Annually	(691)
	EUR	12,196,000	134,388		(107)	3/28/28	6 month EUR-EURIBOR — Semiannually	2.8235% — Annually	(141,419)
	EUR	1,321,000	79,520		(49)	3/28/53	2.3165% — Annually	6 month EUR-EURIBOR — Semiannually	80,893
	EUR	6,855,900	93,223	(E)	(105)	6/13/33	2.85% — Annually	6 month EUR-EURIBOR — Semiannually	93,117
	EUR	25,138,400	232,403	(E)	(254)	6/13/28	2.87% — Annually	6 month EUR-EURIBOR — Semiannually	232,149
	EUR	3,162,000	7,909		(27)	3/29/28	2.989% — Annually	6 month EUR-EURIBOR — Semiannually	9,095
	EUR	1,860,000	8,915		(26)	3/29/33	6 month EUR-EURIBOR — Semiannually	2.9295% — Annually	(9,763)
	EUR	631,000	17,640		(23)	3/29/53	6 month EUR-EURIBOR — Semiannually	2.459% — Annually	(18,230)
	EUR	3,142,000	381		(45)	3/31/33	6 month EUR-EURIBOR — Semiannually	2.9825% — Annually	(1,557)
	EUR	1,726,000	6,885		(25)	4/3/33	6 month EUR-EURIBOR — Semiannually	3.0285% — Annually	6,475
	EUR	552,000	5,492		(20)	4/3/53	6 month EUR-EURIBOR — Semiannually	2.542% — Annually	(5,865)
	EUR	719,000	22,889		(27)	4/5/53	2.444% — Annually	6 month EUR-EURIBOR — Semiannually	23,373
	EUR	1,360,000	14,641		(20)	4/11/33	2.872% — Annually	6 month EUR-EURIBOR — Semiannually	15,009
	EUR	1,005,000	2,503		(14)	4/14/33	6 month EUR-EURIBOR — Semiannually	3.0165% — Annually	2,311
	EUR	458,000	257		(17)	4/14/53	6 month EUR-EURIBOR — Semiannually	2.59% — Annually	58
	EUR	1,138,000	13,392		(42)	4/20/53	6 month EUR-EURIBOR — Semiannually	2.6425% — Annually	12,992
	EUR	1,713,979	21,039	(E)	(26)	3/13/34	6 month EUR-EURIBOR — Semiannually	3.062% — Annually	21,013
	GBP	1,571,100	400,089		(31)	5/19/31	Sterling Overnight Index Average — Annually	0.754% — Annually	(432,935)
	GBP	92,703,900	1,660,205		76,790	9/15/23	Sterling Overnight Index Average — Annually	0.84% — Annually	(3,305,721)
	GBP	92,703,900	1,728,943		115,314	9/15/23	Sterling Overnight Index Average — Annually	0.68% — Annually	(3,357,750)
	GBP	92,703,900	1,797,682		(180,050)	9/15/23	0.52% — Annually	Sterling Overnight Index Average — Annually	3,561,313
	GBP	37,081,600	625,869		(191)	9/15/23	1.065% — Annually	Sterling Overnight Index Average — Annually	1,211,543
	GBP	16,305,000	271,920		(246)	9/21/32	3.522% — Annually	Sterling Overnight Index Average — Annually	247,292
	GBP	1,676,000	20,831	(E)	(36)	1/14/40	3.306% — Annually	Sterling Overnight Index Average — Annually	20,796
	GBP	863,000	10,607	(E)	(18)	8/20/39	3.299% — Annually	Sterling Overnight Index Average — Annually	10,589
	GBP	54,289,000	796,217		(228)	11/7/24	5.495% — Annually	Sterling Overnight Index Average — Annually	(1,408,579)
	GBP	21,663,000	1,408,892		(343)	11/9/32	Sterling Overnight Index Average — Annually	4.35% — Annually	1,503,238
	GBP	1,234,500	35,699	(E)	(28)	2/26/39	Sterling Overnight Index Average — Annually	3.778% — Annually	35,672
	GBP	606,000	625	(E)	22,333	6/21/33	3.675% — Annually	Sterling Overnight Index Average — Annually	21,710
	NOK	14,817,000	9,343	(E)	(13,473)	6/21/33	6 month NOK-NIBOR-NIBR — Semiannually	3.35% — Annually	(4,130)
	NZD	2,361,000	57,438	(E)	(20,701)	6/21/33	3 month NZD-BBR-FRA — Quarterly	4.66% — Semiannually	36,736
	SEK	65,747,000	160,344	(E)	(16,276)	6/21/33	3.11% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(176,619)

	Total				$7,582,726				$11,450,354
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/23 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized depreciation
Morgan Stanley & Co. International PLC
$2,391,316	$2,118,718	$—	9/29/25	(0.165%) — Annually	Ephesus Funding DAC, 3.80%, Series 2020-01, 9/22/2025 — Annually	$(218,217)
2,285,366	2,158,626	—	7/17/24	3.825% (3 month USD-LIBOR-ICE minus 0.12%) — Quarterly	Pera Funding DAC, 3.825%, Series 2019-01, 07/10/24 — Quarterly	(120,277)

Upfront premium received		—	Unrealized appreciation			—

Upfront premium (paid)		—	Unrealized (depreciation)			(338,494)

	Total	$—			Total	$(338,494)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 4/30/23 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BB/P	$1,539	$15,451	$3,197	5/11/63	300 bp — Monthly	$(1,650)
	CMBX NA BBB-.6 Index	BB/P	9,980	83,549	17,286	5/11/63	300 bp — Monthly	(7,265)
	CMBX NA BBB-.6 Index	BB/P	16,545	153,365	31,731	5/11/63	300 bp — Monthly	(15,110)
	CMBX NA BBB-.6 Index	BB/P	19,586	185,983	38,480	5/11/63	300 bp — Monthly	(18,801)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	A+/P	14,591	44,217	7,137	5/11/63	200 bp — Monthly	7,469
	CMBX NA A.6 Index	A+/P	17,760	49,215	7,943	5/11/63	200 bp — Monthly	9,833
	CMBX NA A.6 Index	A+/P	27,135	62,288	10,053	5/11/63	200 bp — Monthly	17,103
	CMBX NA A.6 Index	A+/P	28,714	71,515	11,543	5/11/63	200 bp — Monthly	17,195
	CMBX NA A.6 Index	A+/P	34,485	87,664	14,149	5/11/63	200 bp — Monthly	20,365
	CMBX NA A.6 Index	A+/P	63,321	137,648	22,216	5/11/63	200 bp — Monthly	41,151
	CMBX NA A.6 Index	A+/P	46,648	152,643	24,637	5/11/63	200 bp — Monthly	22,062
	CMBX NA A.6 Index	A+/P	71,820	166,100	26,809	5/11/63	200 bp — Monthly	45,067
	CMBX NA BB.11 Index	BB-/P	167,805	297,000	120,760	11/18/54	500 bp — Monthly	47,292
	CMBX NA BB.12 Index	BB-/P	11,025	21,000	8,957	8/17/61	500 bp — Monthly	2,086
	CMBX NA BB.13 Index	BB-/P	11,397	114,000	49,510	12/16/72	500 bp — Monthly	(38,018)
	CMBX NA BB.13 Index	BB-/P	35,081	385,000	167,206	12/16/72	500 bp — Monthly	(131,804)
	CMBX NA BB.13 Index	BB-/P	119,284	461,000	200,212	12/16/27	500 bp — Monthly	(80,544)
	CMBX NA BB.13 Index	BB-/P	54,265	575,000	249,723	12/16/72	500 bp — Monthly	(194,979)
	CMBX NA BB.13 Index	BB-/P	102,570	1,125,000	488,588	12/16/72	500 bp — Monthly	(385,080)
	CMBX NA BB.14 Index	BB/P	22,476	205,000	87,105	12/16/72	500 bp — Monthly	(64,457)
	CMBX NA BB.6 Index	B+/P	244,400	411,489	171,262	5/11/63	500 bp — Monthly	73,481
	CMBX NA BB.6 Index	B+/P	336,680	1,583,221	658,936	5/11/63	500 bp — Monthly	(320,937)
	CMBX NA BB.7 Index	B-/P	136,056	2,666,000	1,104,257	1/17/47	500 bp — Monthly	(968,971)
	CMBX NA BB.9 Index	B/P	8,348	41,000	17,179	9/17/58	500 bp — Monthly	(8,797)
	CMBX NA BB.9 Index	B/P	65,555	321,000	134,499	9/17/58	500 bp — Monthly	(68,676)
	CMBX NA BBB-.10 Index	BB+/P	26,678	215,000	62,157	11/17/59	300 bp — Monthly	(35,371)
	CMBX NA BBB-.10 Index	BB+/P	42,328	388,000	112,171	11/17/59	300 bp — Monthly	(69,649)
	CMBX NA BBB-.11 Index	BBB-/P	7,704	123,000	31,328	11/18/54	300 bp — Monthly	(23,562)
	CMBX NA BBB-.14 Index	BBB-/P	585	18,000	4,804	12/16/72	300 bp — Monthly	(4,210)
	CMBX NA BBB-.14 Index	BBB-/P	2,029	41,000	10,943	12/16/72	300 bp — Monthly	(8,894)
	CMBX NA BBB-.15 Index	BBB-/P	24,573	92,000	24,555	11/18/64	300 bp — Monthly	64
	CMBX NA BBB-.16 Index	BBB-/P	80,697	355,000	94,324	4/17/65	300 bp — Monthly	(13,449)
	Credit Suisse International
	CMBX NA BB.7 Index	B-/P	63,938	478,000	197,988	1/17/47	500 bp — Monthly	(133,652)
	CMBX NA BBB-.7 Index	BB-/P	27,745	351,000	71,393	1/17/47	300 bp — Monthly	(43,473)
	CMBX NA BBB-.7 Index	BB-/P	138,664	1,876,000	381,578	1/17/47	300 bp — Monthly	(241,976)
	CMBX NA BBB-.7 Index	BB-/P	143,170	2,180,000	443,412	1/17/47	300 bp — Monthly	(299,152)
	Goldman Sachs International
	CMBX NA BB.6 Index	B+/P	109,860	217,212	90,404	5/11/63	500 bp — Monthly	19,637
	CMBX NA BB.6 Index	B+/P	249,681	511,326	212,814	5/11/63	500 bp — Monthly	37,294
	CMBX NA BB.9 Index	B/P	10,109	25,000	10,475	9/17/58	500 bp — Monthly	(345)
	CMBX NA BBB-.13 Index	BBB-/P	11,283	72,000	21,146	12/16/72	300 bp — Monthly	(9,827)
	CMBX NA BBB-.13 Index	BBB-/P	4,765	80,000	23,496	12/16/72	300 bp — Monthly	(18,691)
	CMBX NA BBB-.13 Index	BBB-/P	5,531	88,000	25,846	12/16/72	300 bp — Monthly	(20,271)
	CMBX NA BBB-.13 Index	BBB-/P	7,097	120,000	35,244	12/16/72	300 bp — Monthly	(28,087)
	CMBX NA BBB-.13 Index	BBB-/P	14,269	222,000	65,201	12/16/72	300 bp — Monthly	(50,821)
	CMBX NA BBB-.13 Index	BBB-/P	14,538	316,000	92,809	12/16/72	300 bp — Monthly	(78,113)
	CMBX NA BBB-.14 Index	BBB-/P	28,258	186,000	49,643	12/16/72	300 bp — Monthly	(21,292)
	CMBX NA BBB-.15 Index	BBB-/P	1,305	21,000	5,605	11/18/64	300 bp — Monthly	(4,290)
	CMBX NA BBB-.15 Index	BBB-/P	17,747	192,000	51,245	11/18/64	300 bp — Monthly	(33,402)
	CMBX NA BBB-.15 Index	BBB-/P	17,096	192,000	51,245	11/18/64	300 bp — Monthly	(34,053)
	CMBX NA BBB-.16 Index	BBB-/P	58,722	244,000	64,831	4/17/65	300 bp — Monthly	(5,987)
	CMBX NA BBB-.16 Index	BBB-/P	70,200	270,000	71,739	4/17/65	300 bp — Monthly	(1,404)
	CMBX NA BBB-.7 Index	BB-/P	54,254	734,000	149,296	1/17/47	300 bp — Monthly	(94,675)
	JPMorgan Securities LLC
	CMBX NA BB.10 Index	B/P	17,251	215,000	95,396	5/11/63	500 bp — Monthly	(77,965)
	CMBX NA BB.6 Index	B+/P	10,811	14,166	5,896	5/11/63	500 bp — Monthly	4,927
	CMBX NA BBB-.13 Index	BBB-/P	34,234	259,000	76,068	12/16/72	300 bp — Monthly	(41,704)
	CMBX NA BBB-.8 Index	BB-/P	37,581	241,000	48,586	10/17/57	300 bp — Monthly	(10,884)
	Merrill Lynch International
	CMBX NA A.13 Index	A-/P	52,396	402,000	49,969	12/16/72	200 bp — Monthly	2,561
	CMBX NA A.13 Index	A-/P	53,512	402,000	49,969	12/16/72	200 bp — Monthly	3,678
	CMBX NA BB.6 Index	B+/P	28,625	172,690	71,874	5/11/63	500 bp — Monthly	(43,104)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.13 Index	BB-/P	4,192	46,000	19,978	12/16/72	500 bp — Monthly	(15,748)
	CMBX NA BB.13 Index	BB-/P	10,544	110,000	47,773	12/16/72	500 bp — Monthly	(37,137)
	CMBX NA BB.13 Index	BB-/P	12,184	131,000	56,893	12/16/72	500 bp — Monthly	(44,600)
	CMBX NA BB.13 Index	BB-/P	18,751	203,000	88,163	12/16/72	500 bp — Monthly	(69,243)
	CMBX NA BB.13 Index	BB-/P	41,316	450,000	195,435	12/16/72	500 bp — Monthly	(153,744)
	CMBX NA BB.6 Index	B+/P	120,960	194,277	80,858	5/11/63	500 bp — Monthly	40,264
	CMBX NA BB.6 Index	B+/P	261,415	415,536	172,946	5/11/63	500 bp — Monthly	88,815
	CMBX NA BB.6 Index	B+/P	224,145	446,567	185,861	5/11/63	500 bp — Monthly	38,656
	CMBX NA BBB-.13 Index	BBB-/P	118	2,000	587	12/16/72	300 bp — Monthly	(468)
	CMBX NA BBB-.13 Index	BBB-/P	2,205	24,000	7,049	12/16/72	300 bp — Monthly	(4,832)
	CMBX NA BBB-.13 Index	BBB-/P	3,083	33,000	9,692	12/16/72	300 bp — Monthly	(6,593)
	CMBX NA BBB-.13 Index	BBB-/P	4,295	63,000	18,503	12/16/72	300 bp — Monthly	(14,177)
	CMBX NA BBB-.15 Index	BBB-/P	44,303	281,000	74,999	11/18/64	300 bp — Monthly	(30,555)
	CMBX NA BBB-.15 Index	BBB-/P	63,363	373,000	99,554	11/18/64	300 bp — Monthly	(36,004)
	CMBX NA BBB-.15 Index	BBB-/P	169,525	671,000	179,090	11/18/64	300 bp — Monthly	(9,229)
	CMBX NA BBB-.16 Index	BBB-/P	59,102	260,000	69,082	4/17/65	300 bp — Monthly	(9,850)
	CMBX NA BBB-.9 Index	BB+/P	2,330	24,000	5,438	9/17/58	300 bp — Monthly	(3,096)

Upfront premium received			4,176,133		Unrealized appreciation			539,000

Upfront premium (paid)			—		Unrealized (depreciation)			(4,188,668)

	Total		$4,176,133				Total	$(3,649,668)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at April 30, 2023. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 4/30/23 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.10 Index	$(201,802)	$837,000	$371,377	11/17/59	(500 bp) — Monthly	$168,878
	CMBX NA BB.10 Index	(136,680)	536,000	237,823	11/17/59	(500 bp) — Monthly	100,697
	CMBX NA BB.10 Index	(30,474)	292,000	129,560	11/17/59	(500 bp) — Monthly	98,843
	CMBX NA BB.10 Index	(26,425)	241,000	106,932	11/17/59	(500 bp) — Monthly	80,306
	CMBX NA BB.11 Index	(25,912)	200,000	81,320	11/18/54	(500 bp) — Monthly	55,241
	CMBX NA BB.11 Index	(3,683)	71,000	28,869	11/18/54	(500 bp) — Monthly	25,126
	CMBX NA BB.11 Index	(2,451)	26,000	10,572	11/18/54	(500 bp) — Monthly	8,099
	CMBX NA BB.8 Index	(84,415)	236,759	110,212	10/17/57	(500 bp) — Monthly	25,599
	CMBX NA BB.8 Index	(17,507)	136,257	63,428	10/17/57	(500 bp) — Monthly	45,807
	CMBX NA BBB-.10 Index	(117,433)	683,000	197,455	11/17/59	(300 bp) — Monthly	79,681
	CMBX NA BBB-.10 Index	(112,583)	485,000	140,214	11/17/59	(300 bp) — Monthly	27,388
	CMBX NA BBB-.10 Index	(44,315)	349,000	100,896	11/17/59	(300 bp) — Monthly	56,406
	CMBX NA BBB-.10 Index	(53,699)	246,000	71,119	11/17/59	(300 bp) — Monthly	17,296
	CMBX NA BBB-.10 Index	(46,791)	215,000	62,157	11/17/59	(300 bp) — Monthly	15,258
	CMBX NA BBB-.10 Index	(33,162)	139,000	40,185	11/17/59	(300 bp) — Monthly	6,954
	CMBX NA BBB-.10 Index	(12,748)	100,000	28,910	11/17/59	(300 bp) — Monthly	16,112
	CMBX NA BBB-.10 Index	(9,561)	75,000	21,683	11/17/59	(300 bp) — Monthly	12,084
	CMBX NA BBB-.10 Index	(8,564)	70,000	20,237	11/17/59	(300 bp) — Monthly	11,638
	CMBX NA BBB-.12 Index	(32,563)	473,000	137,785	8/17/61	(300 bp) — Monthly	104,985
	CMBX NA BBB-.12 Index	(139,005)	416,000	121,181	8/17/61	(300 bp) — Monthly	(18,032)
	CMBX NA BBB-.12 Index	(143,904)	414,000	120,598	8/17/61	(300 bp) — Monthly	(23,512)
	CMBX NA BBB-.12 Index	(97,719)	278,000	80,981	8/17/61	(300 bp) — Monthly	(16,877)
	CMBX NA BBB-.12 Index	(35,165)	207,000	60,299	8/17/61	(300 bp) — Monthly	25,031
	CMBX NA BBB-.12 Index	(29,000)	165,000	48,065	8/17/61	(300 bp) — Monthly	18,982
	CMBX NA BBB-.13 Index	(12,165)	208,000	61,090	12/16/72	(300 bp) — Monthly	48,821
	CMBX NA BBB-.13 Index	(4,939)	97,000	28,489	12/16/72	(300 bp) — Monthly	23,501
	CMBX NA BBB-.13 Index	(3,833)	70,000	20,559	12/16/72	(300 bp) — Monthly	16,691
	CMBX NA BBB-.13 Index	(2,622)	52,000	15,272	12/16/72	(300 bp) — Monthly	12,624
	CMBX NA BBB-.6 Index	(143,487)	438,349	90,694	5/11/63	(300 bp) — Monthly	(53,012)
	CMBX NA BBB-.8 Index	(44,550)	297,000	59,875	10/17/57	(300 bp) — Monthly	15,177
	CMBX NA BBB-.8 Index	(13,043)	94,000	18,950	10/17/57	(300 bp) — Monthly	5,861
	CMBX NA BBB-.8 Index	(9,851)	71,000	14,314	10/17/57	(300 bp) — Monthly	4,427
	CMBX NA BBB-.9 Index	(12,539)	53,000	12,010	9/17/58	(300 bp) — Monthly	(556)
	Credit Suisse International
	CMBX NA BB.10 Index	(80,855)	606,000	268,882	11/17/59	(500 bp) — Monthly	187,522
	CMBX NA BB.10 Index	(71,945)	605,000	268,439	11/17/59	(500 bp) — Monthly	195,989
	CMBX NA BB.10 Index	(39,651)	319,000	141,540	11/17/59	(500 bp) — Monthly	101,623
	CMBX NA BB.7 Index	(54,048)	293,000	121,361	1/17/47	(500 bp) — Monthly	67,068
	CMBX NA BB.7 Index	(4,130)	157,850	65,697	5/11/63	(500 bp) — Monthly	61,435
	Goldman Sachs International
	CMBX NA A.6 Index	(23,158)	90,740	14,645	5/11/63	(200 bp) — Monthly	(8,542)
	CMBX NA A.6 Index	(23,473)	88,049	14,211	5/11/63	(200 bp) — Monthly	(9,291)
	CMBX NA A.6 Index	(9,474)	54,982	8,874	5/11/63	(200 bp) — Monthly	(618)
	CMBX NA A.6 Index	(13,845)	54,598	8,812	5/11/63	(200 bp) — Monthly	(5,051)
	CMBX NA A.6 Index	(12,756)	49,984	8,067	5/11/63	(200 bp) — Monthly	(4,706)
	CMBX NA A.6 Index	(11,781)	44,601	7,199	5/11/63	(200 bp) — Monthly	(4,598)
	CMBX NA A.6 Index	(9,258)	35,373	5,709	5/11/63	(200 bp) — Monthly	(3,560)
	CMBX NA A.6 Index	(8,331)	33,066	5,337	5/11/63	(200 bp) — Monthly	(3,005)
	CMBX NA A.6 Index	(7,459)	29,606	4,778	5/11/63	(200 bp) — Monthly	(2,691)
	CMBX NA A.6 Index	(7,459)	29,606	4,778	5/11/63	(200 bp) — Monthly	(2,691)
	CMBX NA A.6 Index	(7,308)	28,452	4,592	5/11/63	(200 bp) — Monthly	(2,725)
	CMBX NA A.6 Index	(7,308)	28,452	4,592	5/11/63	(200 bp) — Monthly	(2,725)
	CMBX NA A.6 Index	(3,913)	15,380	2,482	5/11/63	(200 bp) — Monthly	(1,435)
	CMBX NA A.6 Index	(3,913)	15,380	2,482	5/11/63	(200 bp) — Monthly	(1,435)
	CMBX NA A.6 Index	(2,484)	9,612	1,551	5/11/63	(200 bp) — Monthly	(936)
	CMBX NA A.6 Index	(244)	1,153	186	5/11/63	(200 bp) — Monthly	(58)
	CMBX NA A.6 Index	(174)	769	124	5/11/63	(200 bp) — Monthly	(51)
	CMBX NA A.6 Index	(79)	384	62	5/11/63	(200 bp) — Monthly	(17)
	CMBX NA A.6 Index	(86)	384	62	5/11/63	(200 bp) — Monthly	(24)
	CMBX NA A.6 Index	(96)	384	62	5/11/63	(200 bp) — Monthly	(34)
	CMBX NA BB.6 Index	(11,756)	64,084	26,672	5/11/63	(500 bp) — Monthly	14,862
	CMBX NA BB.7 Index	(35,063)	214,000	88,639	1/17/47	(500 bp) — Monthly	53,398
	CMBX NA BB.7 Index	(31,765)	174,000	72,071	1/17/47	(500 bp) — Monthly	40,161
	CMBX NA BB.7 Index	(26,028)	172,000	71,242	1/17/47	(500 bp) — Monthly	45,071
	CMBX NA BB.8 Index	(25,917)	69,578	32,389	10/17/57	(500 bp) — Monthly	6,414
	CMBX NA BB.8 Index	(13,320)	36,722	17,094	10/17/57	(500 bp) — Monthly	3,744
	CMBX NA BB.8 Index	(8,166)	23,193	10,796	10/17/57	(500 bp) — Monthly	2,610
	CMBX NA BBB-.12 Index	(19,885)	102,000	29,713	8/17/61	(300 bp) — Monthly	9,776
	CMBX NA BBB-.12 Index	(2,702)	8,000	2,330	8/17/61	(300 bp) — Monthly	(375)
	CMBX NA BBB-.13 Index	(20,233)	267,000	78,418	12/16/72	(300 bp) — Monthly	58,052
	JPMorgan Securities LLC
	CMBX NA A.6 Index	(19,224)	94,585	15,266	5/11/63	(200 bp) — Monthly	(3,990)
	CMBX NA BB.7 Index	(1,004,773)	2,052,000	849,938	1/17/47	(500 bp) — Monthly	(156,544)
	CMBX NA BBB-.11 Index	(18,504)	168,000	42,790	11/18/54	(300 bp) — Monthly	24,202
	CMBX NA BBB-.7 Index	(577,517)	2,460,000	500,364	1/17/47	(300 bp) — Monthly	(78,383)
	Merrill Lynch International
	CMBX NA BB.10 Index	(33,229)	584,000	259,121	11/17/59	(500 bp) — Monthly	225,405
	CMBX NA BB.9 Index	(78)	2,000	838	9/17/58	(500 bp) — Monthly	758
	CMBX NA BBB-.7 Index	(75,310)	919,000	186,925	1/17/47	(300 bp) — Monthly	111,155
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	(13,065)	51,522	8,316	5/11/63	(200 bp) — Monthly	(4,767)
	CMBX NA A.6 Index	(1,944)	7,690	1,241	5/11/63	(200 bp) — Monthly	(705)
	CMBX NA A.6 Index	(581)	2,307	372	5/11/63	(200 bp) — Monthly	(210)
	CMBX NA A.6 Index	(293)	1,153	186	5/11/63	(200 bp) — Monthly	(107)
	CMBX NA A.6 Index	(191)	769	124	5/11/63	(200 bp) — Monthly	(67)
	CMBX NA A.6 Index	(171)	769	124	5/11/63	(200 bp) — Monthly	(47)
	CMBX NA A.6 Index	(193)	769	124	5/11/63	(200 bp) — Monthly	(69)
	CMBX NA A.6 Index	(91)	384	62	5/11/63	(200 bp) — Monthly	(29)
	CMBX NA A.6 Index	(84)	384	62	5/11/63	(200 bp) — Monthly	(22)
	CMBX NA BB.10 Index	(108,971)	464,000	205,877	11/17/59	(500 bp) — Monthly	96,519
	CMBX NA BB.10 Index	(93,555)	308,000	136,660	11/17/59	(500 bp) — Monthly	42,848
	CMBX NA BB.10 Index	(20,975)	200,000	88,740	11/17/59	(500 bp) — Monthly	67,598
	CMBX NA BB.12 Index	(1,533)	21,000	8,957	8/17/61	(500 bp) — Monthly	7,406
	CMBX NA BB.7 Index	(53,896)	268,000	111,006	1/17/47	(500 bp) — Monthly	56,886
	CMBX NA BB.7 Index	(36,252)	188,000	77,870	1/17/47	(500 bp) — Monthly	41,461
	CMBX NA BB.7 Index	(10,105)	54,000	22,367	1/17/47	(500 bp) — Monthly	12,217
	CMBX NA BB.7 Index	(8,476)	42,000	17,396	1/17/47	(500 bp) — Monthly	8,885
	CMBX NA BB.8 Index	(9,059)	24,159	11,246	10/17/57	(500 bp) — Monthly	2,167
	CMBX NA BB.9 Index	(24,292)	161,000	67,459	9/17/58	(500 bp) — Monthly	43,033
	CMBX NA BB.9 Index	(5,715)	94,000	39,386	9/17/58	(500 bp) — Monthly	33,593
	CMBX NA BB.9 Index	(11,806)	78,000	32,682	9/17/58	(500 bp) — Monthly	20,811
	CMBX NA BB.9 Index	(5,724)	43,000	18,017	9/17/58	(500 bp) — Monthly	12,257
	CMBX NA BB.9 Index	(1,231)	9,000	3,771	9/17/58	(500 bp) — Monthly	2,533
	CMBX NA BBB-.10 Index	(39,851)	323,000	93,379	11/17/59	(300 bp) — Monthly	53,367
	CMBX NA BBB-.10 Index	(19,485)	225,000	65,048	11/17/59	(300 bp) — Monthly	45,450
	CMBX NA BBB-.10 Index	(27,596)	215,000	62,157	11/17/59	(300 bp) — Monthly	34,453
	CMBX NA BBB-.10 Index	(19,291)	161,000	46,545	11/17/59	(300 bp) — Monthly	27,174
	CMBX NA BBB-.10 Index	(17,629)	139,000	40,185	11/17/59	(300 bp) — Monthly	22,487
	CMBX NA BBB-.10 Index	(11,275)	52,000	15,033	11/17/59	(300 bp) — Monthly	3,732
	CMBX NA BBB-.10 Index	(6,985)	32,000	9,251	11/17/59	(300 bp) — Monthly	2,250
	CMBX NA BBB-.12 Index	(55)	1,000	291	8/17/61	(300 bp) — Monthly	235
	CMBX NA BBB-.13 Index	(22,433)	364,000	106,907	12/16/72	(300 bp) — Monthly	84,291
	CMBX NA BBB-.7 Index	(30,222)	476,000	96,818	1/17/47	(300 bp) — Monthly	66,359
	CMBX NA BBB-.7 Index	(34,235)	336,000	68,342	1/17/47	(300 bp) — Monthly	33,939

Upfront premium received		—			Unrealized appreciation		3,158,709

Upfront premium (paid)		(4,656,548)			Unrealized (depreciation)		(411,497)

	Total	$(4,656,548)				Total	$2,747,212
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
Key to holding's abbreviations
bp	Basis Points
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
ICE	Intercontinental Exchange
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
LIBOR	London Interbank Offered Rate
OTC	Over-the-counter
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2022 through April 30, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $377,072,891.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 7/31/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 4/30/23
Short-term investments
	Putnam Short Term Investment Fund*	$42,452,304	$98,575,394	$93,733,897	$1,390,742	$47,293,801

	Total Short-term investments	$42,452,304	$98,575,394	$93,733,897	$1,390,742	$47,293,801
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $1,208,391.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $3,098,144.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
DIVERSIFICATION BY COUNTRY
Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	92.5%
	Indonesia	0.8
	Mexico	0.7
	Cote d'lvoire	0.6
	Dominican Republic	0.6
	Other	4.8

	Total	100.0%
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $8,551,143 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts for hedging duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and for gaining exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
At the close of the reporting period, the fund has deposited cash valued at $3,327,241 in segregated account to cover margin requirements on open centrally cleared swap contracts.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for gaining liquid exposure to individual names, for hedging market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $3,213,778 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $3,098,144 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Utilities and power	$—	$24,234	$—

Total common stocks	—	24,234	—
Asset-backed securities	—	3,008,567	—
Convertible bonds and notes	—	19,653,465	—
Corporate bonds and notes	—	82,429,535	—
Foreign government and agency bonds and notes	—	29,304,414	—
Mortgage-backed securities	—	153,090,048	—
Senior loans	—	9,429,354	—
U.S. government and agency mortgage obligations	—	408,171,627	—
U.S. treasury obligations	—	1,821,285	—
Short-term investments	2,213,000	77,787,291	—

Totals by level	$2,213,000	$784,719,820	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(538,303)	$—
Futures contracts	(1,407,928)	—	—
Forward premium swap option contracts	—	1,050,190	—
TBA sale commitments	—	(164,828,525)	—
Interest rate swap contracts	—	3,867,628	—
Total return swap contracts	—	(338,494)	—
Credit default contracts	—	(422,041)	—

Totals by level	$(1,407,928)	$(161,209,545)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased swap option contracts (contract amount)	$1,320,400,000
Written swap option contracts (contract amount)	$774,000,000
Futures contracts (number of contracts)	900
Forward currency contracts (contract amount)	$57,200,000
Centrally cleared interest rate swap contracts (notional)	$3,621,500,000
OTC total return swap contracts (notional)	$4,700,000
OTC credit default contracts (notional)	$55,300,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com